UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21993

RevenueShares ETF Trust

(Exact name of registrant as specified in charter)

One Commerce Square,
2005 Market Street Suite 2020
Philadelphia, Pennsylvania 19103

(Address of principal executive offices) (Zip code)

Vincent T. Lowry
One Commerce Square,
2005 Market Street Suite 2020
Philadelphia, Pennsylvania 19103

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-738-8870

Date of fiscal year end: June 30

Date of reporting period: July 1, 2009 – June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

RevenueShares™ ETF Trust
Annual Report to Shareholders

June 30, 2010

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LETTER TO SHAREHOLDERS

August 2010

Dear Shareholder:

The fiscal year for the RevenueShares ETF Trust was a solid year of returns for our family of funds.

Total NAV Returns for the Fiscal Year ended June 30, 2010:

  RWL, RevenueShares Large Cap Fund 18.21% vs. S&P 500 Index, 14.43%

  RWK, RevenueShares Mid Cap Fund 23.07% vs. S&P MidCap 400 Index, 24.93%

  RWJ, RevenueShares Small Cap Fund 27.07% vs. S&P SmallCap 600 Index, 23.64%

  RWW, RevenueShares Financials Sector Fund 22.87% vs. S&P 500 Financials Index, 16.91%

  RTR, RevenueShares ADR Fund 4.64% vs. S&P ADR Index, 6.36%

  RWV, RevenueShares Navellier Overall A-100 Fund 9.70% vs. Navellier Overall A-100 Index, 11.88%

Past performance is not an indicator of future results. The recent growth rate in the stock market has helped to produce short-term returns for some asset classes that are not typical and may not continue in the future. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes.

The RevenueShares Mid Cap Fund experienced solid returns but slightly underperformed the S&P MidCap 400™ Index during the fiscal year of 2010. This comes on the heels of a spectacular year in 2009. The RevenueShares Small Cap Fund™ remains in positive territory, outperforming the S&P SmallCap 600™ Index for the past year.

The first half of 2010 resulted in an easing of performance for the RevenueShares ADR Fund™. The Fund is slightly underperforming the S&P® ADR Index for the full fiscal year. The RevenueShares ADR Fund™ is coming off a very strong year versus the S&P® ADR Index for the previous fiscal year.

Despite strong performance in 2009 by the RevenueShares ETFs, the funds have settled down during the first six months of 2010, as the European financial crisis created a fear of a “double-dip” recession. However, RevenueShares experienced outperformance versus their respective benchmarks during the recovery of 2009. We believe the next economic move will result in a substantial recovery of the markets. VTL Associates (VTL) believes the RevenueShares ETFs are poised to perform well during these economic recoveries. In looking forward, we believe the current economic recovery will avoid a “double dip” recession and the RevenueShares ETFs will continue to respond with positive results to the economic recovery which is anticipated over the next 12 months.

The rationale for VTL’s optimism going forward is grounded on the premise that global growth, in particular, growth in Asia and South America, will offset a slower than normal economic recovery in the U.S. We believe the international impact of global expansion will have a significant impact on revenue growth for the S&P 500 Index.

Recently, Standard & Poor’s published (August 5th, 2010) a report on foreign revenues of 250 of the S&P 500 constituents that report foreign revenues. This report indicates that during 2009, Asia represented nearly 18% of the foreign revenues of these 250 companies, which was up from 13% in 2008. The report indicates 25% of the foreign revenues were generated from Europe, which was down from 28% in 2008. In all, the foreign revenues of the S&P 500 constituents reporting both domestic and foreign revenues has been steadily rising over the past decade and based on the global demographics, we believe that foreign revenues will continue to increase for the S&P 500 constituents. Two of the fastest growing sectors experiencing foreign revenue increases are consumer discretion and consumer staples, and RevenueShares Large, Mid and Small Cap all overweight these two sectors versus the indexes.

In summary, VTL Associates believes that a modest recovery for the U.S. economy may occur this year and a more robust global recovery will be led by Asia and South America. The global recovery should provide a solid stimulus to U.S. equities over the next 18 months.

Vincent T. Lowry
C.E.O. and Chief Investment Officer
VTL Associates, LLC

LETTER TO SHAREHOLDERS — concluded

An investment in the Funds is subject to investment risk, including the possible loss of principal amount invested. Fund returns may not match the return of their respective Index, known as non-correlation risk, due to operating expenses incurred by the Funds. The alternative weighting approach employed by the Funds (i.e., using revenues as a weighting measure), while designed to enhance potential returns, may not produce the desired results. The risks associated with each specific fund are detailed in the prospectus and could include factors such as increased volatility risk, small and medium capitalization stock risk, concentration risk, non-diversification risk, financials sector risk, American Depositary Receipt risk, currency exchange risk, foreign market risk, growth style investing risk, portfolio turnover risk, and/or special risks of exchange-traded funds.

The S&P 500® Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The S&P MidCap 400TM Index consists of 400 domestic mid cap stocks selected for market size, liquidity and industry group representation. The S&P SmallCap 600TM Index consists of 600 domestic small cap stocks selected for market size, liquidity and industry group representation. The S&P 500® Financials Index is a stock market index comprised of large cap companies that Standard & Poor’s® deems to be part of the Financials sector of the U.S. economy, using Global Industry Classification Standards. S&P® ADR Index is a U.S. dollar denominated index of the non-U.S. companies contained in the S&P® Global 1200 Ex U.S. Index. The S&P® Global 1200 Ex U.S. Index is a free-float weighted global index covering 29 countries and approximately 70% of the world’s capital markets. The Navellier Overall A-100 Index is constructed from companies that are traded on the NYSE Euronext and the Nasdaq Stock Exchange that have over 2,500 shares traded daily, a closing price over $1, and companies that have been public for at least one year. One cannot invest directly in an index.

RevenueShares ETFs are not sponsored, endorsed, sold or promoted by Standard & Poor’s. Standard & Poor’s makes no representation regarding the advisability of investing in RevenueShares ETFs.

The views in this letter were those of the Fund manager as of the publication of the report and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to assist shareholders in understanding the Funds’ present investment methodology and do not constitute investment advice.

A Fund’s per share net asset value or ‘‘NAV’’ is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The price used to calculate market return (‘‘Market Price’’) is determined by using the mean of the bid and offer on the primary stock exchange on which the shares of the Fund are listed for trading when the Fund’s NAV is calculated at market close. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

June 30, 2010

RevenueShares Large Cap Fund™ (Ticker: RWL)

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P 500 Index (“S&P 500”) by investing in the constituent securities of the S&P 500 in the same proportions as the RevenueShares Large Cap Index. The S&P 500 is a stock market index comprised of a representative sample of common stocks of 500 leading companies in leading industries of the United States economy selected by Standard & Poor’s®. Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of large capitalization companies included in the S&P 500 and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines large capitalization companies as companies that are included in the S&P 500 at the time of purchase. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

The RevenueShares Large Cap Fund outperformed the S&P 500 benchmark with a return of 18.21% compared to 14.43% respectively, for the fiscal year ended June 30, 2010. This outperformance was created by the overweighting of the economically sensitive sectors of consumer discretionary, financials, and industrials. The sector weightings in information technology and health care held back the performance slightly.

Among the top and bottom performing Fund holdings for the fiscal year 6/30/2010, the top three performers were Gannett Inc (+277.03%), Sandisk Corp (+186.19%), and Pioneer Natural Resources (+133.14%), while the bottom three performers in this group were Dean Foods (-47.52%), and MEMC Electronic Materials (-44.53%), and Boston Scientific (-42.80%).

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

Fund Performance History (%)	Cumulative Total Return As of June 30, 2010		Average Annual Total Return As of June 30, 2010

	1 Year	Since Inception (February 22, 2008)	1 Year	Since Inception (February 22, 2008)

Index
RevenueShares Large Cap Index™	18.90%	(18.17)%	18.90%	(8.42)%
S&P 500 Index	14.43%	(18.91)%	14.43%	(8.51)%

Fund
NAV Return	18.21%	(20.09)%	18.21%	(9.08)%
Market Price	17.99%	(20.12)%	17.99%	(9.09)%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Large Cap Fund’s annual operating expense ratio (gross) is 1.89% and the net expense ratio is 0.49%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until October 31, 2011. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.revenuesharesetfs.com.

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns. RevenueShares Large Cap IndexTM returns became publicly available on January 3, 2006. Index returns do not represent Fund returns. One cannot invest directly in an index.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

June 30, 2010

RevenueShares Mid Cap Fund™ (Ticker: RWK)

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P MidCap 400 Index (“S&P Mid Cap 400”) by investing in the constituent securities of the S&P MidCap 400 in the same proportions as the RevenueShares Mid Cap Index. The S&P Midcap 400 is a stock market index comprised of common stock of 400 mid-sized companies selected by Standard & Poor’s®. Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of mid capitalization companies included in the S&P MidCap 400 and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines mid capitalization companies as companies that are included in the S&P MidCap 400 at the time of purchase. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

The RevenueShares Mid Cap Fund had a return of 23.07% for the fiscal year ended June 30, 2010 compared with 24.93% for the S&P Mid Cap 400. Much of the performance was driven by the Fund’s overweighting in the health care, financial, and consumer discretionary sectors.

Among the top and bottom performing Fund holdings for the fiscal year 6/30/2010, the top three performers were Netflix Com (+162.82%), Cimarex Energy (+152.58%), and Alaska Airgroup (+146.17%), while the bottom three performers in this group were Dynegy Inc (-66.08%), Coldwater Creek (-44.92%), and Corinthian Colleges (-41.82%).

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

Fund Performance History (%)	Cumulative Total Return As of June 30, 2010			Average Annual Total Return As of June 30, 2010

	1 Year	Since Inception (February 22, 2008)	1 Year	Since Inception (February 22, 2008)
Index
RevenueShares Mid Cap Index™	23.90%	(4.73)%	23.90%	(2.04)%
S&P MidCap 400 Index	24.93%	(7.62)%	24.93%	(3.07)%

Fund
NAV Return	23.07%	(6.18)%	23.07%	(2.67)%
Market Price	22.86%	(6.18)%	22.86%	(2.67)%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Mid Cap Fund’s annual operating expense ratio (gross) is 2.02% and the net expense ratio is 0.54%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until October 31, 2011. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. For the Fund’s most recent month end performance please visit www.revenuesharesetfs.com.

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. RevenueShares Mid Cap Index™ returns became publicly available on January 3, 2006. Index returns do not represent Fund returns. One cannot invest directly in an index.

The S&P MidCap 400 Index consists of 400 domestic mid cap stocks selected for market size, liquidity and industry group representation.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

June 30, 2010

RevenueShares Small Cap Fund™ (Ticker: RWJ)

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P SmallCap 600 Index (“S&P SmallCap 600”) by investing in the constituent securities of the S&P SmallCap 600 in the same proportions as the RevenueShares Small Cap Index. The S&P SmallCap 600 is a stock market index comprised of 600 common stocks of small-cap companies selected by Standard & Poor’s® based on inclusion criteria to ensure that they are investable and financially viable. Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of small capitalization companies included in the S&P SmallCap 600 and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines small capitalization companies as companies that are included in the S&P SmallCap 600 at the time of purchase. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

The RevenueShares Small Cap Fund outperformed the S&P SmallCap 600 with a return of 27.07% compared with 23.64%respectively, for the fiscal year ended June 30, 2010. The outperformance versus the benchmark was driven by the Fund’s overweight exposure to the consumer discretionary, industrial, and material sectors. The Fund’s exposure to consumer staples and financials underperformed versus the benchmark.

Among the top and bottom performing Fund holdings for the fiscal year 6/30/2010, the top three performers were Salix Pharmaceuticals (+295.44%), Skechers USA-A Inc (+273.80%), and EW Scripps Co. (+255.50%), while the bottom three performers in this group were First Bancorp (-86.58%), South Financial (-77.10%), and Spartan Motors (-62.93%).

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

Fund Performance History (%)	Cumulative Total Return As of June 30, 2010		Average Annual Total Return As of June 30, 2010

	1 Year	Since Inception (February 22, 2008)	1 Year	Since Inception (February 22, 2008)
Index
RevenueShares Small Cap Index™	27.82%	5,74%	27.82%	2.44%
S&P SmallCap 600 Index	23.64%	(7.12)%	23.64%	(3.52)%

Fund
NAV Return	27.07%	2.73%	27.07%	1.15%
Market Price	26.88%	2.73%	26.88%	1.15%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. The Small Cap Fund’s annual operating expense ratio (gross) is 2.20% and the net expense ratio is 0.54%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until October 31, 2011. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.revenuesharesetfs.com.

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. RevenueShares Small Cap IndexTM returns became publicly available on January 3, 2006. Index returns do not represent Fund returns. One cannot invest directly in an index.

The S&P SmallCap 600 Index consists of 600 domestic small cap stocks selected for market size, liquidity and industry group representation.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

June 30, 2010

RevenueShares Financials Sector Fund™ (Ticker: RWW)

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P 500® Financials Index (“S&P 500 Financials”) by investing in the constituent securities of the S&P 500® Financials in the same proportions as the RevenueShares Financials Sector Index. The S&P 500® Financials is a stock market index comprised of large cap companies that Standard & Poor’s® deems to be part of the Financials sector of the United States economy, using the Global Industry Classification Standard. It is a subset of the S&P 500® Index and includes companies involved in activities such as: banking; mortgage finance; consumer finance; specialized finance; investment banking and brokerage; asset management and custody; corporate lending; insurance; financial investment; and real estate, including real estate investment trusts (“REITs”). Under normal circumstances, the Fund will invest at least 80% of its net assets in Financials companies included in the S&P 500® Financials and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Financials companies as companies that are included in the S&P 500® Financials at the time of purchase. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

The RevenueShares Financials Sector Fund had a return of 22.87% and outperformed the S&P 500 Financials which only had a return of 16.91% for the fiscal year ended June 30, 2010. The funds overweight exposure to large money center banks versus the S&P 500 Financials Sector resulted in the outperformance. Many of the money center banks returned to profitability and returned the Troubled Asset Relief Program (“TARP”) investments back to the government.

Among the top and bottom performing Fund holdings for the fiscal year 6/30/2010, the top three performers were Apartment Invest (+118.87%), Equity Residential (+87.31%), Genworth Financial (+86.98%), while the bottom three performers in this group were State Street Corp (-28.35%), Moody’s Corp (-24.40%), and Janus Capital Group (-22.11%).

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

Fund Performance History (%)	Cumulative Total Return As of June 30, 2010		Average Annual Total Return As of June 30, 2010

	1 Year	Since Inception (November 10, 2008)	1 Year	Since Inception (November 10, 2008)
Index
RevenueShares Financials Sector Index™	23.36%	17.30%	23.36%	10.25%
S&P 500 Financials Index	16.91%	7.14%	16.91%	2.65%
S&P 500 Index	14.43%	16.55%	14.43%	9.82%

Fund
NAV Return	22.87%	10.73%	22.87%	6.43%
Market Price	23.00%	10.70%	23.00%	6.41%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. The Financials Sector Fund’s annual operating expense ratio (gross) is 3.14% and the net expense ratio is 0.49%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until October 31, 2011. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.revenuesharesetfs.com.

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. RevenueShares Financials Sector IndexTM returns became publicly available on October 1, 2008. Index returns do not represent Fund returns. One cannot invest directly in an index.

The S&P 500 Financials Index consists of large cap stocks deemed to be part of the Financials Sector of the United States economy.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

June 30, 2010

RevenueShares ADR Fund™ (Ticker: RTR)

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P ADR Index by investing in the constituent securities of the S&P ADR Index in the same proportions as the RevenueShares ADR Index. The RevenueShares ADR Index is constructed using a rules-driven methodology, which re-weights the constituent securities of the S&P ADR Index according to the revenue earned by the companies in that index, subject to certain tax diversification requirements. The RevenueShares ADR Index generally contains the same securities as the S&P ADR Index, but in different proportions. Constituent securities that are added to or removed from the S&P ADR Index during a calendar quarter are generally added to and removed from the RevenueShares ADR Index on a quarterly basis. The S&P ADR Index is a U.S. dollar denominated version of the S&P Global 1200 Ex U.S. Index and is based on the non-U.S. stocks of the S&P Global 1200. American Depositary Receipts (“ADRs”) are certificates that represent a U.S. dollar denominated equity ownership in a foreign company and offer U.S. investors the same economic benefits enjoyed by the shareholders of that company. Typically, ADRs are listed and traded on U.S. exchanges and trade in U.S. dollars just like any other U.S.-domiciled security. Since not all foreign companies offer ADR programs, the S&P ADR Index is made up of those companies from the S&P Global 1200 who make available ADRs that are offered or listed on a U.S. exchange, global shares or, in the case of Canadian equities, ordinary shares, all of which are traded on a U.S. exchange. Under normal circumstances, the Fund will invest at least 80% of its net assets in ADRs included in the S&P ADR Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

The RevenueShares ADR Fund reported a 4.64% return compared with the S&P ADR Index return of 6.36% for the fiscal year ended June 30, 2010. The Fund underperformed the benchmark as a result of its exposure to the energy sector and British Petroleum. The Fund’s overweighting to the financials and information technology sectors resulted in the decent overall returns for the year.

Among the top and bottom performing Fund holdings for the fiscal year 6/30/2010, the top three performers were ARM Holdings (+107.71%), Eldorado Gold (+100.67%), and Gildan Activewear (+93.58%), while the bottom three performers in this group were National Bank Greece (-58.39%), Hellenic Telecommunications (-51.11%), and Nokia Corp (-44.10%).

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

Fund Performance History (%)	Cumulative Total Return As of June 30, 2010		Average Annual Total Return As of June 30, 2010

	1 Year	Since Inception (November 18, 2008)	1 Year	Since Inception (November 18, 2008)
Index
RevenueShares ADR Index™	5.70%	32.61%	5.70%	19.11%
S&P ADR Index	6.36%	21.38%	6.36%	16.92%
MSCI EAFE Index (net)	5.92%	24.72%	5.92%	14.67%

Fund
NAV Return	4.64%	26.77%	4.64%	15.83%
Market Price	4.55%	26.72%	4.55%	15.80%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. The ADR Fund’s annual operating expense ratio (gross) is 3.52% and the net expense ratio is 0.49%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until October 31, 2011. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.revenuesharesetfs.com.

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. RevenueShares ADR IndexTM returns became publicly available on October 1, 2008. Index returns do not represent Fund returns. One cannot invest directly in an index.

The S&P ADR Index is a U.S. dollar denominated version of the S&P Global 1200 Ex U.S. Index, consisting of the companies in that index who make available American Depositary Receipts (“ADRs”).

The MSCI EAFE Index (Europe, Australasia, Far East) adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — continued

June 30, 2010

RevenueShares Navellier Overall A-100 Fund™ (Ticker: RWV)

The Fund seeks to achieve its investment objective of outperforming the total return performance of the Navellier Overall A-100 Index by investing in the constituent securities of the Navellier Overall A-100 Index in the same proportions as the RevenueShares Navellier Overall A-100 Index. The Navellier Overall A-100 Index is constructed from companies that are traded on the NYSE Euronext (NYX), Nasdaq Stock Exchange (NASD) that have over 2,500 shares traded daily, a closing price over $1, and companies that have been public for at least one year. This universe of companies is narrowed through a combination of quantitative and fundamental screens to select the top 100 of the total universe. This is accomplished by implementing a multi-factor model that encompasses nine factors, one of which is quantitative based and eight that are fundamental. The quantitative factor begins with a computer-driven analysis based on Modern Portfolio Theory. The Index calculates reward (alpha) and risk (standard deviation) characteristics for the universe of approximately 4,800 stocks. Trailing 52-week “alphas” (measure of return independent of the market) are divided by trailing 52-week “standard deviations” (measure of volatility or risk) to create a “reward/risk” ratio. This factor has the highest weight in the Navellier Overall A-100 Index.

The RevenueShares Navellier Overall A-100 Fund returned 9.70% compared to the Navellier Overall A-100 Index return of 11.88% for the fiscal year ended June 30, 2010. The Fund’s exposure to the consumer staples and health care sectors resulted in solid performance for the Fund. The underperformance was a result of the sector weightings in consumer discretionary and financials.

Among the top and bottom performing Fund holdings for the fiscal year 6/30/2010, the top three performers were Sxc Health Solutions (+188.15%), Netflix Com. (+138.92%), and China Automotive (+114.67%), while the bottom three performers in this group were Telestone Technologies (-57.46%), La Z Boy (-43.02%), and Synaptics (-41.78%).

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — concluded

Fund Performance History (%)	Cumulative Total Return As of June 30, 2010		Average Annual Total Return As of June 30, 2010

	1 Year	Since Inception (January 21, 2009)	1 Year	Since Inception (January 21, 2009)
Index
RevenueShares Navellier Overall A-100 Index™	11.02%	19.46%	11.02%	13.16%
Navellier Overall A-100 Index	11.88%	—	11.88%	11.98%
Russell 3000 Index	15.72%	29.23%	15.72%	19.51%

Fund
NAV Return	9.70%	21.20%	9.70%	14.30%
Market Price	9.81%	21.33%	9.81%	14.39%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. The Navellier Overall A-100 Fund’s annual operating expense ratio (gross) is 3.72% and the net expense ratio is 0.60%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until October 31, 2011. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.revenuesharesetfs.com.

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. RevenueShares Navellier Overall A-100 Index™ returns became publicly available on December 31, 2008. Index returns do not represent Fund returns. One cannot invest directly in an index.

The Navellier Overall A-I00 Index is constructed from companies that are traded on the NYSE Euronext (NYX), Nasdaq Stock Exchange (NASD) subject to certain minimum requirements. This universe of companies is narrowed through a combination of quantitative and fundamental screens to select the top 100 of the total universe.

The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

SHAREHOLDER EXPENSE EXAMPLES

As a shareholder of a RevenueShares ETF, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual and hypothetical expense examples below are based on an investment of $1,000 held for the entire six-month period from January 1, 2010 to June 30, 2010.

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Six Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Annualized Expense Ratios for the Six Month Period	Expenses Paid During the Six Month Period†

RevenueShares Large Cap Fund
Actual	$1,000.00	$ 949.70	0.49%	$2.37
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	0.49%	$2.46

RevenueShares Mid Cap Fund
Actual	$1,000.00	$ 958.60	0.54%	$2.62
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.54%	$2.71

RevenueShares Small Cap Fund
Actual	$1,000.00	$ 980.50	0.54%	$2.65
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.54%	$2.71

RevenueShares Financials Sector Fund
Actual	$1,000.00	$ 992.30	0.49%	$2.42
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	0.49%	$2.46

RevenueShares ADR Fund
Actual	$1,000.00	$ 850.70	0.49%	$2.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	0.49%	$2.46

RevenueShares Navellier Overall A-100 Fund
Actual	$1,000.00	$ 932.20	0.60%	$2.87
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01

†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

FREQUENCY DISTRIBUTION OF PREMIUM AND DISCOUNT

(UNAUDITED )

The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and the Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares in large blocks typically consisting of 50,000 shares or more. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint of the bid/ask at closing on the stock exchange which the shares of the Fund are listed for trading, as of the time the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage of the NAV) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV. A discount is the amount that the Fund is trading below the reported NAV.

The following information shows the frequency distributions of premiums and discounts for the Funds. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through the date of the most recent calendar quarter-end.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

RevenueShares Large Cap Fund					RevenueShares Mid Cap Fund

	Closing Bid/Ask Midpoint Above NAV		Closing Bid/Ask Midpoint Below NAV			Closing Bid/Ask Midpoint Above NAV		Closing Bid/Ask Midpoint Below NAV

Premium/ Discount Range	Number of Days	% of Total Days	Number of Days	% of Total Days	Premium/ Discount Range	Number of Days	% of Total Days	Number of Days	% of Total Days

0.00% - 0.249%	208	36.5%	241	42.3%	0.00% - 0.249%	224	39.0%	230	40.1%
0.25% - 0.499%	18	3.2%	29	5.1%	0.25% - 0.499%	12	2.1%	12	2.1%
0.50% - 0.749%	10	1.7%	8	1.4%	0.50% - 0.749%	14	2.4%	12	2.1%
0.75% - 0.999%	8	1.4%	10	1.8%	0.75% - 0.999%	7	1.3%	10	1.7%
1.00% or more	19	3.3%	19	3.3%	1.00% or more	26	4.5%	27	4.7%

Total	263	46.1%	307	53.9%	Total	283	49.3%	291	50.7%

RevenueShares Small Cap Fund					RevenueShares Financials Sector Fund

	Closing Bid/Ask Midpoint Above NAV		Closing Bid/Ask Midpoint Below NAV			Closing Bid/Ask Midpoint Above NAV		Closing Bid/Ask Midpoint Below NAV

Premium/ Discount Range	Number of Days	% of Total Days	Number of Days	% of Total Days	Premium/ Discount Range	Number of Days	% of Total Days	Number of Days	% of Total Days

0.00% - 0.249%	178	31.0%	263	45.8%	0.00% - 0.249%	162	41.5%	189	48.5%
0.25% - 0.499%	22	3.8%	17	3.0%	0.25% - 0.499%	1	0.2%	10	2.6%
0.50% - 0.749%	11	1.9%	17	3.0%	0.50% - 0.749%	3	0.8%	2	0.5%
0.75% - 0.999%	6	1.1%	9	1.5%	0.75% - 0.999%	2	0.5%	5	1.3%
1.00% or more	25	4.4%	26	4.5%	1.00% or more	10	2.6%	6	1.5%

Total	242	42.2%	332	57.8%	Total	178	45.6%	212	54.4%

RevenueShares ADR Fund					RevenueShares Navellier Overall A-100 Fund

	Closing Bid/Ask Midpoint Above NAV		Closing Bid/Ask Midpoint Below NAV			Closing Bid/Ask Midpoint Above NAV		Closing Bid/Ask Midpoint Below NAV

Premium/ Discount Range	Number of Days	% of Total Days	Number of Days	% of Total Days	Premium/ Discount Range	Number of Days	% of Total Days	Number of Days	% of Total Days

0.00% - 0.249%	144	37.5%	218	56.8%	0.00% - 0.249%	151	44.1%	150	43.8%
0.25% - 0.499%	1	0.3%	7	1.8%	0.25% - 0.499%	4	1.2%	13	3.8%
0.50% - 0.749%	3	0.7%	0	0.0%	0.50% - 0.749%	4	1.2%	16	4.7%
0.75% - 0.999%	1	0.3%	2	0.5%	0.75% - 0.999%	0	0.0%	4	1.2%
1.00% or more	5	1.3%	3	0.8%	1.00% or more	0	0.0%	0	0.0%

Total	154	40.1%	230	59.9%	Total	159	46.5%	183	53.5%

SCHEDULE OF INVESTMENTS SUMMARY TABLES

RevenueShares Large Cap Fund		RevenueShares Mid Cap Fund		RevenueShares Small Cap Fund

Industry	% of Net Assets	Industry	% of Net Assets	Industry	% of Net Assets

Automobiles & Components	2.2%	Automobiles & Components	0.7%	Automobiles & Components	0.3%
Banks	2.6	Banks	2.6	Banks	3.0
Capital Goods	9.5	Capital Goods	13.1	Capital Goods	12.1
Commercial & Professional Services	0.7	Commercial & Professional Services	3.3	Commercial & Professional Services	5.5
Consumer Durables & Apparel	1.4	Consumer Durables & Apparel	3.1	Consumer Durables & Apparel	7.0
Consumer Services	1.3	Consumer Services	3.7	Consumer Services	5.9
Diversified Financials	6.5	Diversified Financials	2.0	Diversified Financials	1.1
Energy	11.1	Energy	3.7	Energy	5.6
Food & Staples Retailing	9.6	Food & Staples Retailing	1.7	Food & Staples Retailing	4.7
Food, Beverage & Tobacco	5.2	Food, Beverage & Tobacco	3.8	Food, Beverage & Tobacco	2.2
Health Care Equipment & Services	8.8	Health Care Equipment & Services	10.6	Health Care Equipment & Services	10.6
Household & Personal Products	1.7	Household & Personal Products	1.0	Household & Personal Products	0.7
Insurance	4.7	Insurance	5.2	Insurance	2.1
Materials	3.2	Materials	8.0	Materials	4.4
Media	3.3	Media	0.5	Media	1.4
Pharmaceuticals, Biotechnology &		Pharmaceuticals, Biotechnology &		Pharmaceuticals, Biotechnology &
Life Sciences	3.1	Life Sciences	1.7	Life Sciences	2.1
Real Estate	0.4	Real Estate	2.2	Real Estate	1.5
Retailing	6.7	Retailing	7.6	Retailing	10.9
Semiconductors & Semiconductor		Semiconductors & Semiconductor		Semiconductors & Semiconductor
Equipment	1.0	Equipment	0.9	Equipment	1.6
Software & Services	2.3	Software & Services	4.9	Software & Services	3.7
Technology Hardware & Equipment	5.7	Technology Hardware & Equipment	10.1	Technology Hardware & Equipment	8.0
Telecommunication Services	3.3	Telecommunication Services	0.9	Telecommunication Services	0.4
Transportation	1.7	Transportation	2.7	Transportation	1.6
Utilities	4.0	Utilities	5.7	Utilities	3.6

Total Investments	100.0	Total Investments	99.7	Total Investments	100.0
Other Assets in Excess of Liabilities	— †	Other Assets in Excess of Liabilities	0.3	Other Assets in Excess of Liabilities	—†

Net Assets	100.0%	Net Assets	100.0%	Net Assets	100.0%

RevenueShares Financials Sector Fund		RevenueShares ADR Fund		RevenueShares Navellier Overall
				A-100 Fund

Industry	% of Net Assets	Industry	% of Net Assets	Industry	% of Net Assets

Capital Markets	9.2%	Automobiles & Components	5.2%	Automobiles & Components	2.9%
Commercial Banks	18.0	Banks	12.8	Banks	1.7
Consumer Finance	4.9	Capital Goods	4.2	Beverages	3.7
Diversified Financial Services	31.7	Consumer Durables & Apparel	2.7	Capital Goods	4.6
Insurance	33.0	Consumer Services	0.3	Commercial & Professional Services	0.4
Real Estate Investment Trusts	2.6	Diversified Financials	5.9	Communications	3.9
Real Estate Management &		Energy	29.7	Consumer Durables & Apparel	12.7
Development	0.4	Food & Staples Retailing	0.5	Consumer Services	0.4
Thrifts & Mortgage Finance	0.3	Food, Beverage & Tobacco	3.8	Diversified Financials	0.5
		Health Care Equipment & Services	0.3	Energy	2.1
Total Investments	100.1	Insurance	5.6	Entertainment	0.9
Liabilities in Excess of Other Assets	(0.1)	Materials	5.6	Financials	1.6
		Media	0.7	Food & Staples Retailing	0.4
Net Assets	100.0%	Pharmaceuticals, Biotechnology &		Food, Beverage & Tobacco	3.5
		Life Sciences	3.2	Health Care Equipment & Services	11.8
		Real Estate	0.2	Home Furnishings	0.4
		Semiconductors & Semiconductor		Household & Personal Products	2.6
		Equipment	0.5	Industrial	0.2
		Software & Services	0.3	Insurance	0.9
		Technology Hardware & Equipment 4.8		Materials	3.4
		Telecommunication Services	10.9	Media	1.8
		Transportation	0.3	Pharmaceuticals, Biotechnology &
		Utilities	2.5	Life Sciences	3.3
		Total Investments	100.0	Real Estate	0.1
		Liabilities in Excess of Other Assets	— ‡	Retailing	7.3
				Semiconductors & Semiconductor
		Net Assets	100.0%	Equipment	2.6
				Software & Services	7.8
				Technology Hardware & Equipment	16.2
				Telecommunication Services	1.0
				Transportation	1.1

				Total Investments	99.8
				Other Assets in Excess of Liabilities	0.2

				Net Assets	100.0%

‡	More than (0.05)%
†	Less than 0.05%

SCHEDULE OF INVESTMENTS
REVENUE SHARES LARGE CAP FUND
JUNE 30, 2010

Investments	Shares	Value

COMMON STOCKS—100.0%
Automobiles & Components—2.2%
Ford Motor Co.*	219,173	$2,209,264
Goodyear Tire & Rubber Co.*	19,227	191,116
Harley-Davidson, Inc.	3,372	74,960
Johnson Controls, Inc.	19,716	529,769

Total Automobiles & Components		3,005,109

Banks—2.6%
BB&T Corp.	7,224	190,063
Comerica, Inc.	2,123	78,190
Fifth Third Bancorp	13,861	170,352
First Horizon National Corp.*	3,205	36,697
Hudson City Bancorp, Inc.	3,917	47,944
Huntington Bancshares, Inc.	15,285	84,679
KeyCorp	18,080	139,035
M&T Bank Corp.	1,112	94,464
Marshall & Ilsley Corp.	10,581	75,972
People’s United Financial, Inc.	1,147	15,485
PNC Financial Services Group, Inc.	5,670	320,355
Regions Financial Corp.	28,857	189,879
SunTrust Banks, Inc.	8,592	200,194
U.S. Bancorp	14,700	328,545
Wells Fargo & Co.	60,132	1,539,379
Zions Bancorporation	4,460	96,202

Total Banks		3,607,435

Capital Goods—9.5%
3M Co.	4,945	390,606
Boeing Co.	20,288	1,273,072
Caterpillar, Inc.	11,644	699,455
Cummins, Inc.	4,097	266,838
Danaher Corp.	5,518	204,828
Deere & Co.	8,438	469,828
Dover Corp.	2,600	108,654
Eaton Corp.	3,369	220,467
Emerson Electric Co.	9,472	413,832
Fastenal Co.	912	45,773
First Solar, Inc.*	292	33,238
Flowserve Corp.	826	70,045
Fluor Corp.	9,958	423,215
General Dynamics Corp.	8,325	487,512
General Electric Co.	182,059	2,625,291
Goodrich Corp.	1,981	131,241
Honeywell International, Inc.	13,801	538,653
Illinois Tool Works, Inc.	5,034	207,804
ITT Corp.	3,820	171,594
Jacobs Engineering Group, Inc.*	6,191	225,600
L-3 Communications Holdings, Inc.	3,340	236,606
Lockheed Martin Corp.	10,235	762,507
Masco Corp.	10,326	111,108
Northrop Grumman Corp.	11,369	618,928
PACCAR, Inc.	4,287	170,923
Pall Corp.	1,256	43,169
Parker Hannifin Corp.	3,776	209,417
Precision Castparts Corp.	1,132	116,505
Quanta Services, Inc.*	3,068	63,354
Raytheon Co.	8,241	398,782
Rockwell Automation, Inc.	1,790	87,871
Rockwell Collins, Inc.	1,426	75,763
Roper Industries, Inc.	695	38,892
Snap-On, Inc.	1,146	46,883
Textron, Inc.	9,972	169,225
United Technologies Corp.	13,912	903,028
W.W. Grainger, Inc.	1,124	111,782

Total Capital Goods		13,172,289

Commercial & Professional Services—0.7%
Avery Dennison Corp.	2,799	89,932
Cintas Corp.	2,390	57,288
Dun & Bradstreet Corp.	397	26,647
Equifax, Inc.	1,062	29,800
Iron Mountain, Inc.	2,143	48,132
Monster Worldwide, Inc.*	957	11,149
Pitney Bowes, Inc.	4,371	95,987
R.R. Donnelley & Sons Co.	8,057	131,893
Republic Services, Inc.	4,506	133,963
Robert Half International, Inc.	2,179	51,315
Stericycle, Inc.*	351	23,019
Waste Management, Inc.	6,316	197,628

Total Commercial & Professional Services		896,753

Consumer Durables & Apparel—1.4%
Coach, Inc.	1,606	58,699
D.R. Horton, Inc.	7,851	77,175
Eastman Kodak Co.*	30,179	130,977
Fortune Brands, Inc.	2,780	108,920
Harman International Industries, Inc.*	1,536	45,911
Hasbro, Inc.	2,281	93,749
Leggett & Platt, Inc.	2,743	55,025
Lennar Corp., Class A	5,204	72,388
Mattel, Inc.	4,773	100,997
Newell Rubbermaid, Inc.	6,733	98,571
Nike, Inc., Class B	5,525	373,214
Polo Ralph Lauren Corp.	1,127	82,226
Pulte Group, Inc.*	7,956	65,876
Stanley Black & Decker, Inc.	1,402	70,829
VF Corp.	1,784	126,985
Whirlpool Corp.	3,894	341,971

Total Consumer Durables & Apparel		1,903,513

Consumer Services—1.3%
Apollo Group, Inc., Class A*	1,183	50,242
Carnival Corp.	7,302	220,813
Darden Restaurants, Inc.	3,901	151,554
DeVry, Inc.	445	23,358
H&R Block, Inc.	3,425	53,738
International Game Technology	2,162	33,943
Marriott International, Inc., Class A	7,419	222,125
McDonald’s Corp.	6,481	426,904
Starbucks Corp.	7,800	189,540
Starwood Hotels & Resorts
Worldwide, Inc.	2,587	107,179
Wyndham Worldwide Corp.	3,300	66,462
Wynn Resorts Ltd.	865	65,974
Yum! Brands, Inc.	5,607	218,897

Total Consumer Services		1,830,729

Diversified Financials—6.5%
American Express Co.	11,855	470,644
Ameriprise Financial, Inc.	3,326	120,168
Bank of America Corp.	167,818	2,411,545

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — continued
REVENUE SHARES LARGE CAP FUND
JUNE 30, 2010

Investments	Shares	Value

Diversified Financials (continued)
Bank of New York Mellon Corp.	5,260	$129,869
Capital One Financial Corp.	7,375	297,212
Charles Schwab Corp.	4,504	63,867
Citigroup, Inc.*	484,386	1,821,291
CME Group, Inc., Class A	158	44,485
Discover Financial Services	6,913	96,644
E*Trade Financial Corp.*	3,155	37,292
Federated Investors, Inc., Class B	759	15,719
Franklin Resources, Inc.	723	62,315
Goldman Sachs Group, Inc.	4,728	620,645
IntercontinentalExchange, Inc.*	172	19,441
Invesco Ltd.	1,838	30,934
Janus Capital Group, Inc.	1,031	9,155
JPMorgan Chase & Co.	48,944	1,791,840
Legg Mason, Inc.	2,543	71,280
Leucadia National Corp.	710	13,852
Moody’s Corp.	1,155	23,008
Morgan Stanley	17,626	409,099
NASDAQ OMX Group, Inc.*	3,226	57,358
Northern Trust Corp.	1,694	79,110
NYSE Euronext	3,331	92,036
SLM Corp.*	9,418	97,853
State Street Corp.	4,442	150,228
T. Rowe Price Group, Inc.	590	26,190

Total Diversified Financials		9,063,080

Energy—11.1%
Anadarko Petroleum Corp.	2,559	92,354
Apache Corp.	1,504	126,622
Baker Hughes, Inc.	4,744	197,208
Cabot Oil & Gas Corp.	415	12,998
Cameron International Corp.*	2,492	81,040
Chesapeake Energy Corp.	6,375	133,556
Chevron Corp.	35,437	2,404,755
ConocoPhillips	47,858	2,349,349
Consol Energy, Inc.	1,783	60,194
Denbury Resources, Inc.*	1,036	15,167
Devon Energy Corp.	2,352	143,284
Diamond Offshore Drilling, Inc.	700	43,533
El Paso Corp.	8,973	99,690
EOG Resources, Inc.	794	78,106
Exxon Mobil Corp.	65,750	3,752,352
FMC Technologies, Inc.*	1,466	77,200
Halliburton Co.	9,901	243,070
Helmerich & Payne, Inc.	987	36,045
Hess Corp.	8,970	451,550
Marathon Oil Corp.	26,600	826,994
Massey Energy Co.	1,356	37,087
Murphy Oil Corp.	5,844	289,570
Nabors Industries Ltd.*	3,755	66,163
National Oilwell Varco, Inc.	5,414	179,041
Noble Energy, Inc.	565	34,086
Occidental Petroleum Corp.	3,464	267,248
Peabody Energy Corp.	2,621	102,560
Pioneer Natural Resources Co.	719	42,745
QEP Resources, Inc.*	633	19,515
Range Resources Corp.	297	11,924
Rowan Cos., Inc.*	1,427	31,308
Schlumberger Ltd.	6,866	379,964
Smith International, Inc.	6,260	235,689
Southwestern Energy Co.*	881	34,042
Spectra Energy Corp.	3,883	77,932
Sunoco, Inc.	19,784	687,890
Tesoro Corp.	22,471	262,237
Valero Energy Corp.	72,785	1,308,674
Williams Cos., Inc.	7,509	137,264

Total Energy		15,430,006

Food & Staples Retailing—9.6%
Costco Wholesale Corp.	21,777	1,194,033
CVS Caremark Corp.	54,480	1,597,354
Kroger Co.	67,071	1,320,628
Safeway, Inc.	34,664	681,494
SUPERVALU, Inc.	58,935	638,855
Sysco Corp.	22,867	653,310
Walgreen Co.	28,656	765,115
Wal-Mart Stores, Inc.	130,370	6,266,886
Whole Foods Market, Inc.*	5,323	191,735

Total Food & Staples Retailing		13,309,410

Food, Beverage & Tobacco—5.2%
Altria Group, Inc.	15,005	300,700
Archer-Daniels-Midland Co.	43,130	1,113,617
Brown-Forman Corp., Class B	864	49,447
Campbell Soup Co.	3,956	141,743
Coca-Cola Co.	9,261	464,161
Coca-Cola Enterprises, Inc.	19,349	500,365
ConAgra Foods, Inc.	9,865	230,052
Constellation Brands, Inc., Class A*	4,223	65,963
Dean Foods Co.*	11,630	117,114
Dr Pepper Snapple Group, Inc.	3,545	132,548
General Mills, Inc.	7,484	265,832
H.J. Heinz Co.	4,278	184,895
Hershey Co.	2,630	126,056
Hormel Foods Corp.	3,098	125,407
J.M. Smucker Co.	972	58,534
Kellogg Co.	4,219	212,216
Kraft Foods, Inc., Class A	26,548	743,344
Lorillard, Inc.	826	59,455
McCormick & Co., Inc.	1,563	59,332
Molson Coors Brewing Co., Class B	1,158	49,053
PepsiCo, Inc.	12,222	744,931
Philip Morris International, Inc.	8,866	406,417
Reynolds American, Inc.	2,852	148,646
Sara Lee Corp.	18,344	258,650
Tyson Foods, Inc., Class A	37,374	612,560

Total Food, Beverage & Tobacco		7,171,038

Health Care Equipment & Services—8.8%
Aetna, Inc.	18,592	490,457
AmerisourceBergen Corp., Class A	49,549	1,573,181
Baxter International, Inc.	3,735	151,790
Becton Dickinson & Co.	1,635	110,559
Boston Scientific Corp.*	16,430	95,294
C.R. Bard, Inc.	539	41,789
Cardinal Health, Inc.	52,748	1,772,860
CareFusion Corp.*	2,652	60,200
Cerner Corp.*	1,253	95,090
CIGNA Corp.	9,181	285,162
Coventry Health Care, Inc.*	10,259	181,379
DaVita, Inc.*	1,800	112,392

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — continued
REVENUE SHARES LARGE CAP FUND
JUNE 30, 2010

Investments	Shares	Value

Health Care Equipment & Services (continued)
DENTSPLY International, Inc.	1,089	$32,572
Express Scripts, Inc.*	8,922	419,513
Hospira, Inc.*	1,395	80,143
Humana, Inc.*	12,984	592,979
Intuitive Surgical, Inc.*	63	19,884
Laboratory Corp. of America
Holdings*	1,129	85,070
McKesson Corp.	30,283	2,033,806
Medco Health Solutions, Inc.*	15,686	863,985
Medtronic, Inc.	5,986	217,112
Patterson Cos., Inc.	2,048	58,430
Quest Diagnostics, Inc.	2,221	110,539
St. Jude Medical, Inc.*	2,162	78,027
Stryker Corp.	2,285	114,387
Tenet Healthcare Corp.*	32,586	141,423
UnitedHealth Group, Inc.	50,050	1,421,420
Varian Medical Systems, Inc.*	828	43,288
WellPoint, Inc.*	18,832	921,450
Zimmer Holdings, Inc.*	1,241	67,076

Total Health Care Equipment & Services		12,271,257

Household & Personal Products—1.7%
Avon Products, Inc.	5,339	141,484
Clorox Co.	1,558	96,845
Colgate-Palmolive Co.	3,211	252,898
Estee Lauder Cos., Inc., Class A	2,819	157,103
Kimberly-Clark Corp.	5,141	311,699
Mead Johnson Nutrition Co., Class A	161	8,069
Procter & Gamble Co.	22,959	1,377,081

Total Household & Personal Products		2,345,179

Insurance—4.7%
Aflac, Inc.	6,838	291,777
Allstate Corp.	19,382	556,845
American International Group, Inc.*	32,008	1,102,356
AON Corp.	3,500	129,920
Assurant, Inc.	5,273	182,973
Berkshire Hathaway, Inc., Class B*	1,793	142,884
Berkshire Hathaway, Inc., Class A*	1	120,000
Chubb Corp.	4,617	230,896
Cincinnati Financial Corp.	2,609	67,495
Genworth Financial, Inc., Class A*	15,222	198,952
Hartford Financial Services Group, Inc.	13,779	304,929
Lincoln National Corp.	6,563	159,415
Loews Corp.	6,519	217,148
Marsh & McLennan Cos., Inc.	8,474	191,089
MetLife, Inc.	21,044	794,621
Principal Financial Group, Inc.	6,744	158,079
Progressive Corp.	14,559	272,545
Prudential Financial, Inc.	11,314	607,109
Torchmark Corp.	1,323	65,502
Travelers Cos., Inc.	8,393	413,355
Unum Group	9,193	199,488
XL Capital Ltd., Class A*	5,786	92,634

Total Insurance		6,500,012

Materials—3.2%
Air Products & Chemicals, Inc.	1,916	124,176
Airgas, Inc.	1,685	104,807
AK Steel Holding Corp.	3,582	42,697
Alcoa, Inc.	23,161	233,000
Allegheny Technologies, Inc.	1,690	74,681
Ball Corp.	2,490	131,547
Bemis Co., Inc.	2,039	55,053
CF Industries Holdings, Inc.	666	42,258
Cliffs Natural Resources, Inc.	853	40,227
Dow Chemical Co.	28,704	680,859
E.I. Du Pont de Nemours & Co.	14,297	494,533
Eastman Chemical Co.	1,554	82,921
Ecolab, Inc.	2,267	101,811
FMC Corp.	929	53,352
Freeport-McMoRan Copper
& Gold, Inc.	2,852	168,639
International Flavors &
Fragrances, Inc.	978	41,487
International Paper Co.	16,371	370,476
MeadWestvaco Corp.	3,718	82,540
Monsanto Co.	2,535	117,168
Newmont Mining Corp.	2,252	139,038
Nucor Corp.	5,228	200,128
Owens-Illinois, Inc.*	3,734	98,764
Pactiv Corp.*	2,541	70,767
PPG Industries, Inc.	3,695	223,215
Praxair, Inc.	1,939	147,345
Sealed Air Corp.	3,291	64,898
Sigma-Aldrich Corp.	713	35,529
Titanium Metals Corp.*	1,446	25,435
United States Steel Corp.	4,718	181,879
Vulcan Materials Co.	1,085	47,555
Weyerhaeuser Co.	2,498	87,930

Total Materials		4,364,715

Media—3.3%
CBS Corp., Class B	16,622	214,922
Comcast Corp., Class A	35,548	617,469
DIRECTV, Class A*	11,261	381,973
Discovery Communications, Inc.,
Class A*	7,592	271,110
Gannett Co., Inc.	7,982	107,438
Interpublic Group of Cos., Inc.*	15,075	107,485
McGraw-Hill Cos., Inc.	3,042	85,602
Meredith Corp.	873	27,176
New York Times Co., Class A*	4,880	42,212
News Corp., Class A	44,216	528,823
Omnicom Group, Inc.	5,604	192,217
Scripps Networks Interactive, Inc.,
Class A	686	27,673
Time Warner Cable, Inc.	7,332	381,851
Time Warner, Inc.	19,313	558,339
Viacom, Inc., Class B	7,906	248,011
Walt Disney Co.	20,228	637,182
Washington Post Co., Class B	195	80,044

Total Media		4,509,527

Pharmaceuticals, Biotechnology & Life Sciences—3.1%
Abbott Laboratories	9,809	458,865
Allergan, Inc.	1,274	74,223
Amgen, Inc.*	4,601	242,013
Biogen IDEC, Inc.*	1,585	75,208
Bristol-Myers Squibb Co.	14,559	363,101
Celgene Corp.*	852	43,299

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — continued
REVENUE SHARES LARGE CAP FUND
JUNE 30, 2010

Investments	Shares	Value

Pharmaceuticals, Biotechnology & Life Sciences (continued)
Cephalon, Inc.*	669	$37,966
Eli Lilly & Co.	10,683	357,881
Forest Laboratories, Inc.*	2,188	60,017
Genzyme Corp.*	1,654	83,974
Gilead Sciences, Inc.*	2,459	84,295
Johnson & Johnson	16,558	977,915
King Pharmaceuticals, Inc.*	2,518	19,112
Life Technologies Corp.*	1,039	49,093
Merck & Co., Inc.	11,029	385,684
Millipore Corp.*	413	44,046
Mylan, Inc.	4,732	80,633
PerkinElmer, Inc.	1,608	33,237
Pfizer, Inc.	44,238	630,834
Thermo Fisher Scientific, Inc.*	3,628	177,953
Waters Corp.*	437	28,274
Watson Pharmaceuticals, Inc.*	1,264	51,280

Total Pharmaceuticals, Biotechnology
& Life Sciences		4,358,903

Real Estate—0.4%
Apartment Investment &
Management Co., Class A (a)	1,596	30,915
AvalonBay Communities, Inc. (a)	208	19,421
Boston Properties, Inc. (a)	409	29,178
CB Richard Ellis Group, Inc., Class A*	6,085	82,817
Equity Residential (a)	1,159	48,261
HCP, Inc. (a)	586	18,898
Health Care REIT, Inc. (a)	267	11,246
Host Hotels & Resorts, Inc. (a)	7,652	103,149
Kimco Realty Corp. (a)	1,166	15,671
Plum Creek Timber Co., Inc. (a)	745	25,725
ProLogis (a)	3,178	32,193
Public Storage (a)	389	34,197
Simon Property Group, Inc. (a)	922	74,451
Ventas, Inc. (a)	407	19,109
Vornado Realty Trust (a)	711	51,867

Total Real Estate		597,098

Retailing—6.7%
Abercrombie & Fitch Co., Class A	1,905	58,464
Amazon.com, Inc.*	2,860	312,484
Autonation, Inc.*	10,381	202,429
AutoZone, Inc.*	775	149,746
Bed Bath & Beyond, Inc.*	3,316	122,957
Best Buy Co., Inc.	17,921	606,805
Big Lots, Inc.*	2,938	94,280
Carmax, Inc.*	7,390	147,061
Expedia, Inc.	1,921	36,076
Family Dollar Stores, Inc.	4,672	176,088
Gamestop Corp., Class A*	6,754	126,908
Gap, Inc.	12,612	245,430
Genuine Parts Co.	4,737	186,875
Home Depot, Inc.	46,954	1,317,999
JC Penney Co., Inc.	11,948	256,643
Kohl’s Corp.*	5,404	256,690
Lowe’s Cos., Inc.	37,216	759,951
Ltd. Brands, Inc.	8,950	197,527
Macy’s, Inc.	28,052	502,131
Nordstrom, Inc.	4,175	134,393
Office Depot, Inc.*	32,735	132,249
O’Reilly Automotive, Inc.*	2,263	107,628
priceline.com, Inc.*	211	37,250
RadioShack Corp.	3,894	75,972
Ross Stores, Inc.	1,160	61,816
Sears Holdings Corp.*	11,784	761,836
Sherwin-Williams Co.	2,067	143,016
Staples, Inc.	16,228	309,143
Target Corp.	25,137	1,235,986
Tiffany & Co.	1,299	49,245
TJX Cos., Inc.	8,900	373,355
Urban Outfitters, Inc.*	3,911	134,499

Total Retailing		9,312,932

Semiconductors & Semiconductor Equipment—1.0%
Advanced Micro Devices, Inc.*	10,054	73,595
Altera Corp.	868	21,535
Analog Devices, Inc.	1,243	34,630
Applied Materials, Inc.	7,299	87,734
Broadcom Corp., Class A	2,422	79,853
Intel Corp.	28,792	560,004
KLA-Tencor Corp.	902	25,148
Linear Technology Corp.	676	18,800
LSI Corp.*	6,895	31,717
MEMC Electronic Materials, Inc.*	1,693	16,727
Microchip Technology, Inc.	620	17,199
Micron Technology, Inc.*	9,990	84,815
National Semiconductor Corp.	1,847	24,861
Novellus Systems, Inc.*	440	11,158
NVIDIA Corp.*	4,676	47,742
Teradyne, Inc.*	1,345	13,114
Texas Instruments, Inc.	6,697	155,906
Xilinx, Inc.	1,410	35,617

Total Semiconductors &
Semiconductor Equipment		1,340,155

Software & Services—2.3%
Adobe Systems, Inc.*	1,546	40,861
Akamai Technologies, Inc.*	594	24,099
Autodesk, Inc.*	1,841	44,847
Automatic Data Processing, Inc.	3,682	148,237
BMC Software, Inc.*	874	30,267
CA, Inc.	3,320	61,088
Citrix Systems, Inc.*	736	31,081
Cognizant Technology
Solutions Corp., Class A*	1,268	63,476
Computer Sciences Corp.	5,448	246,522
Compuware Corp.*	2,851	22,751
eBay, Inc.*	6,569	128,818
Electronic Arts, Inc.*	4,767	68,645
Fidelity National Information
Services, Inc.	2,506	67,211
Fiserv, Inc.*	1,571	71,732
Google, Inc., Class A*	699	311,020
Intuit, Inc.*	1,886	65,576
Mastercard, Inc., Class A	385	76,819
McAfee, Inc.*	859	26,388
Microsoft Corp.	36,185	832,617
Novell, Inc.*	3,865	21,953
Oracle Corp.	18,452	395,980
Paychex, Inc.	1,173	30,463
Red Hat, Inc.*	417	12,068

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — continued
REVENUE SHARES LARGE CAP FUND
JUNE 30, 2010

Investments	Shares	Value

Software & Services (continued)
SAIC, Inc.*	2,620	$43,859
Salesforce.com, Inc.*	276	23,686
Symantec Corp.*	6,165	85,570
Total System Services, Inc.	1,725	23,460
VeriSign, Inc.*	822	21,824
Visa, Inc., Class A	172	12,169
Western Union Co.	4,706	70,166
Yahoo!, Inc.*	7,413	102,522

Total Software & Services		3,205,775

Technology Hardware & Equipment—5.7%
Agilent Technologies, Inc.*	2,868	81,537
Amphenol Corp., Class A	1,148	45,093
Apple, Inc.*	3,121	785,025
Cisco Systems, Inc.*	27,985	596,360
Corning, Inc.	4,767	76,987
Dell, Inc.*	85,111	1,026,439
EMC Corp.*	14,833	271,444
FLIRr Systems, Inc.*	632	18,385
Harris Corp.	2,127	88,590
Hewlett-Packard Co.	41,403	1,791,922
International Business
Machines Corp.	13,085	1,615,736
Jabil Circuit, Inc.	15,293	203,397
JDS Uniphase Corp.*	3,000	29,520
Juniper Networks, Inc.*	2,072	47,283
Lexmark International, Inc., Class A*	2,766	91,361
Molex, Inc.	2,484	45,308
Motorola, Inc.*	49,017	319,591
NetApp, Inc.*	1,866	69,621
QLogic Corp.*	562	9,341
QUALCOMM, Inc.	4,304	141,343
SanDisk Corp.*	2,508	105,512
Tellabs, Inc.	4,803	30,691
Teradata Corp.*	982	29,931
Western Digital Corp.*	3,396	102,423
Xerox Corp.	34,354	276,206

Total Technology Hardware
& Equipment		7,899,046

Telecommunication Services—3.3%
American Tower Corp., Class A*	746	33,197
AT&T, Inc.	78,537	1,899,810
CenturyLink, Inc.	1,859	61,923
Frontier Communications Corp.	4,734	33,659
MetroPCS Communications, Inc.*	8,393	68,739
Qwest Communications
International, Inc.	54,090	283,972
Sprint Nextel Corp.*	144,098	610,975
Verizon Communications, Inc.	55,345	1,550,767
Windstream Corp.	4,880	51,533

Total Telecommunication Services		4,594,575

Transportation—1.7%
CH Robinson Worldwide, Inc.	2,319	129,076
CSX Corp.	3,413	169,387
Expeditors International of
Washington, Inc.	2,281	78,717
FedEx Corp.	7,552	529,471
Norfolk Southern Corp.	2,837	150,503
Ryder System, Inc.	2,162	86,977
Southwest Airlines Co.	17,940	199,314
Union Pacific Corp.	4,030	280,125
United Parcel Service, Inc., Class B	14,026	797,939

Total Transportation		2,421,509

Utilities—4.0%
AES Corp.*	19,653	181,594
Allegheny Energy, Inc.	2,538	52,486
Ameren Corp.	4,710	111,957
American Electric Power Co., Inc.	6,826	220,480
CenterPoint Energy, Inc.	10,996	144,707
CMS Energy Corp.	7,540	110,461
Consolidated Edison, Inc.	5,063	218,215
Constellation Energy Group, Inc.	9,128	294,378
Dominion Resources, Inc.	7,364	285,281
DTE Energy Co.	3,317	151,288
Duke Energy Corp.	12,762	204,192
Edison International	6,267	198,789
Entergy Corp.	2,447	175,254
EQT Corp.	517	18,684
Exelon Corp.	6,144	233,288
FirstEnergy Corp.	5,111	180,061
Integrys Energy Group, Inc.	3,979	174,041
Nextera Energy, Inc.	5,438	265,157
Nicor, Inc.	1,233	49,937
NiSource, Inc.	8,124	117,798
Northeast Utilities	3,891	99,143
NRG Energy, Inc.*	9,995	211,994
Oneok, Inc.	2,198	95,064
Pepco Holdings, Inc.	9,952	156,047
PG&E Corp.	5,405	222,146
Pinnacle West Capital Corp.	1,580	57,449
PPL Corp.	4,544	113,373
Progress Energy, Inc.	4,179	163,900
Public Service Enterprise Group, Inc.	6,895	216,020
Questar Corp.	1,387	63,095
SCANA Corp.	2,167	77,492
Sempra Energy	2,591	121,233
Southern Co.	8,416	280,084
TECO Energy, Inc.	3,700	55,759
Wisconsin Energy Corp.	1,606	81,488
Xcel Energy, Inc.	8,134	167,642

Total Utilities		5,569,977

Total Investments—100.0%
(Cost $146,280,485)		138,680,022

Other Assets in Excess of Liabilities—0.0%†		40,664

Net Assets—100.0%		$138,720,686

*	Non-income producing security
(a)	Real Estate Investment Trust
†	Less than 0.05%

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
REVENUE SHARES MID CAP FUND
JUNE 30, 2010

Investments	Shares	Value

COMMON STOCKS—99.7%
Automobiles & Components—0.7%
BorgWarner, Inc.*	12,812	$478,400
Gentex Corp.	2,915	52,412
Thor Industries, Inc.	5,266	125,067

Total Automobiles & Components		655,879

Banks—2.6%
Associated Banc-Corp.	12,651	155,101
Astoria Financial Corp.	9,455	130,101
Bancorpsouth, Inc.	4,084	73,022
Bank of Hawaii Corp.	1,746	84,419
Cathay General Bancorp	7,881	81,411
City National Corp.	2,589	132,635
Commerce Bancshares, Inc.	3,281	118,083
Cullen/Frost Bankers, Inc.	2,314	118,940
First Niagara Financial Group, Inc.	4,581	57,400
Firstmerit Corp.	3,664	62,764
Fulton Financial Corp.	11,900	114,835
International Bancshares Corp.	4,617	77,058
New York Community Bancorp, Inc.	13,909	212,390
NewAlliance Bancshares, Inc.	3,910	43,831
PacWest Bancorp	1,648	30,175
Prosperity Bancshares, Inc.	5,696	197,936
SVB Financial Group*	1,477	60,897
Synovus Financial Corp.	96,215	244,386
TCF Financial Corp.	11,958	198,622
Trustmark Corp.	3,271	68,102
Valley National Bancorp	6,612	90,055
Washington Federal, Inc.	3,978	64,364
Webster Financial Corp.	6,951	124,701
Westamerica Bancorporation	588	30,882
Wilmington Trust Corp.	6,673	74,004

Total Banks		2,646,114

Capital Goods—13.1%
Acuity Brands, Inc.	18,787	683,471
Aecom Technology Corp.*	24,744	570,597
AGCO Corp.*	24,293	655,182
Alliant Techsystems, Inc.*	5,322	330,283
AMETEK, Inc.	6,165	247,525
BE Aerospace, Inc.*	8,606	218,851
Bucyrus International, Inc., Class A	5,738	272,268
Carlisle Cos., Inc.	7,613	275,058
Crane Co.	7,120	215,095
Donaldson Co., Inc.	5,186	221,183
Gardner Denver, Inc.	1,009	44,991
GATX Corp.	3,986	106,347
Graco, Inc.	2,218	62,525
Granite Construction, Inc.	6,320	149,026
Harsco Corp.	10,676	250,886
Hubbell, Inc., Class B	5,544	220,041
IDEX Corp.	4,585	130,993
Joy Global, Inc.	7,435	372,419
KBR, Inc.	73,136	1,487,586
Kennametal, Inc.	9,365	238,152
Lennox International, Inc.	8,214	341,456
Lincoln Electric Holdings, Inc.	3,654	186,317
MSC Industrial Direct Co., Class A	4,233	214,444
Nordson Corp.	1,694	95,000
Oshkosh Corp.*	14,232	443,469
Pentair, Inc.	9,369	301,682
Regal-Beloit Corp.	3,916	218,435
Shaw Group, Inc.*	25,899	886,264
SPX Corp.	9,843	519,809
Terex Corp.*	33,038	619,132
Thomas & Betts Corp.*	5,793	201,017
Timken Co.	15,065	391,539
Trinity Industries, Inc.	17,011	301,435
United Rentals, Inc.*	27,159	253,122
URS Corp.*	24,206	952,506
Valmont Industries, Inc.	2,482	180,342
Wabtec Corp.	3,927	156,648
Woodward Governor Co.	6,259	159,792

Total Capital Goods		13,174,888

Commercial & Professional Services—3.3%
Brink’s Co.	11,985	228,075
Clean Harbors, Inc.*	2,868	190,464
Copart, Inc.*	2,323	83,187
Corporate Executive Board Co.	2,340	61,472
Corrections Corp. of America*	7,051	134,533
Deluxe Corp.	9,674	181,388
FTI Consulting, Inc.*	3,172	138,267
Herman Miller, Inc.	10,911	205,891
HNI Corp.	7,449	205,518
Korn/Ferry International*	4,872	67,721
Manpower, Inc.	30,535	1,318,501
Mine Safety Appliances Co.	2,866	71,019
Navigant Consulting, Inc.*	5,174	53,706
Rollins, Inc.	4,917	101,733
Towers Watson & Co., Class A	3,925	152,486
Waste Connections, Inc.*	3,605	125,778

Total Commercial & Professional
Services		3,319,739

Consumer Durables & Apparel—3.1%
American Greetings Corp., Class A	7,646	143,439
Fossil, Inc.*	4,886	169,544
Hanesbrands, Inc.*	15,614	375,673
KB Home	19,255	211,805
MDC Holdings, Inc.	2,237	60,287
Mohawk Industries, Inc.*	12,822	586,735
NVR, Inc.*	484	317,035
Phillips-Van Heusen Corp.	6,678	308,991
Ryland Group, Inc.	8,311	131,480
Timberland Co., Class A*	8,170	131,945
Toll Brothers, Inc.*	11,869	194,177
Tupperware Brands Corp.	4,420	176,137
Under Armour, Inc., Class A*	2,988	98,992
Warnaco Group, Inc.*	4,869	175,966

Total Consumer Durables & Apparel		3,082,206

Consumer Services—3.7%
Bally Technologies, Inc.*	10,930	354,023
Bob Evans Farms, Inc.	6,997	172,266
Boyd Gaming Corp.*	20,822	176,779
Brinker International, Inc.	29,441	425,717
Burger King Holdings, Inc.	10,052	169,276
Career Education Corp.*	6,935	159,644
Cheesecake Factory, Inc.*	7,556	168,196
Chipotle Mexican Grill, Inc., Class A*	2,770	378,964

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — continued
REVENUE SHARES MID CAP FUND
JUNE 30, 2010

Investments	Shares	Value

Consumer Services (continued)
Corinthian Colleges, Inc.*	9,501	$93,585
International Speedway Corp.,
Class A	2,653	68,341
ITT Educational Services, Inc.*	1,464	121,541
Life Time Fitness, Inc.*	3,557	113,077
Matthews International Corp.,
Class A	2,473	72,409
Panera Bread Co., Class A*	2,223	167,370
Regis Corp.	17,077	265,889
Scientific Games Corp., Class A*	6,325	58,190
Service Corp. International	27,310	202,094
Sotheby’s	1,325	30,303
Strayer Education, Inc.	266	55,299
Wendy’s/Arby’s Group, Inc., Class A	92,213	368,852
WMS Industries, Inc.*	1,898	74,496

Total Consumer Services		3,696,311

Diversified Financials—2.0%
Affiliated Managers Group, Inc.*	1,762	107,077
AmeriCredit Corp.*	12,263	223,432
Eaton Vance Corp.	2,218	61,239
Greenhill & Co., Inc.	14,993	916,522
Jefferies Group, Inc.	9,594	202,241
MSCI, Inc., Class A*	405	11,097
Raymond James Financial, Inc.	11,366	280,627
SEI Investments Co.	6,307	128,410
Waddell & Reed Financial, Inc.,
Class A	2,873	62,861

Total Diversified Financials		1,993,506

Energy—3.7%
Arch Coal, Inc.	13,324	263,949
Atwood Oceanics, Inc.*	2,786	71,099
Bill Barrett Corp.*	2,326	71,571
Cimarex Energy Co.	3,180	227,624
Comstock Resources, Inc.*	843	23,368
Exterran Holdings, Inc.*	14,022	361,908
Forest Oil Corp.*	4,437	121,396
Frontier Oil Corp.	40,113	539,520
Helix Energy Solutions Group, Inc.*	17,095	184,113
Mariner Energy, Inc.*	7,403	159,017
Newfield Exploration Co.*	3,205	156,596
Oceaneering International, Inc.*	3,712	166,669
Overseas Shipholding Group, Inc.	3,335	123,528
Patriot Coal Corp.*	16,564	194,627
Patterson-UTI Energy, Inc.	8,388	107,954
Plains Exploration & Production Co.*	3,536	72,877
Pride International, Inc.*	6,774	151,331
Quicksilver Resources, Inc.*	6,587	72,457
Southern Union Co.	11,741	256,658
Superior Energy Services, Inc.*	8,725	162,896
Tidewater, Inc.	3,320	128,550
Unit Corp.*	2,187	88,770

Total Energy		3,706,478

Food & Staples Retailing—1.7%
BJ’s Wholesale Club, Inc.*	32,636	1,207,858
Ruddick Corp.	15,136	469,065

Total Food & Staples Retailing		1,676,923

Food, Beverage & Tobacco—3.8%
Corn Products International, Inc.	12,558	380,507
Flowers Foods, Inc.	11,188	273,323
Green Mountain Coffee
Roasters, Inc.*	39,774	1,022,192
Hansen Natural Corp.*	3,281	128,320
Lancaster Colony Corp.	2,246	119,846
Ralcorp Holdings, Inc.*	6,900	378,120
Smithfield Foods, Inc.*	80,034	1,192,507
Tootsie Roll Industries, Inc.	2,108	49,854
Universal Corp.	5,679	225,343

Total Food, Beverage & Tobacco		3,770,012

Health Care Equipment & Services—10.6%
Beckman Coulter, Inc.	4,843	291,984
Community Health Systems, Inc.*	39,658	1,340,837
Edwards Lifesciences Corp.*	7,334	410,851
Gen-Probe, Inc.*	1,837	83,436
Health Management Associates, Inc.,
Class A*	72,386	562,439
Health Net, Inc.*	69,297	1,688,768
Henry Schein, Inc.*	13,209	725,174
Hill-Rom Holdings, Inc.	6,346	193,109
Hologic, Inc.*	12,416	172,955
IDEXX Laboratories, Inc.*	2,953	179,838
Immucor, Inc.*	1,582	30,137
Kindred Healthcare, Inc.*	27,450	352,458
Kinetic Concepts, Inc.*	5,894	215,190
LifePoint Hospitals, Inc.*	9,444	296,542
Lincare Holdings, Inc.*	10,358	336,738
Masimo Corp.*	1,305	31,072
Mednax, Inc.*	3,546	197,193
Omnicare, Inc.	27,674	655,874
Owens & Minor, Inc.	32,058	909,806
Psychiatric Solutions, Inc.*	9,146	299,257
ResMed, Inc.*	1,808	109,944
STERIS Corp.	3,860	119,969
Teleflex, Inc.	4,038	219,183
Thoratec Corp.*	1,279	54,652
Universal Health Services, Inc.,
Class B	16,045	612,117
VCA Antech, Inc.*	5,701	141,157
WellCare Health Plans, Inc.*	18,552	440,424

Total Health Care Equipment & Services		10,671,104

Household & Personal Products—1.0%
Alberto-Culver Co., Class B	5,365	145,338
Church & Dwight Co., Inc.	4,375	274,356
Energizer Holdings, Inc.*	7,110	357,491
NBTY, Inc.*	5,112	173,859

Total Household & Personal Products		951,044

Insurance—5.2%
American Financial Group, Inc.	18,297	499,874
Arthur J. Gallagher & Co.	7,115	173,464
Brown & Brown, Inc.	5,770	110,438
Everest Re Group Ltd.	5,111	361,450
Fidelity National Financial, Inc.,
Class A	41,016	532,798
First American Financial Corp.	8,341	105,764
Hanover Insurance Group, Inc.	6,758	293,973

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — continued
REVENUE SHARES MID CAP FUND
JUNE 30, 2010

Investments	Shares	Value

Insurance (continued)
HCC Insurance Holdings, Inc.	8,319	$205,978
Mercury General Corp.	8,287	343,413
Old Republic International Corp.	35,329	428,541
Protective Life Corp.	17,182	367,523
Reinsurance Group of America, Inc.,
Class A	14,817	677,285
StanCorp Financial Group, Inc.	7,313	296,469
Transatlantic Holdings, Inc.	1,407	67,480
Unitrin, Inc.	12,449	318,694
W.R. Berkley Corp.	17,419	460,907

Total Insurance		5,244,051

Materials—8.0%
Albemarle Corp.	5,781	229,563
Aptargroup, Inc.	5,256	198,782
Ashland, Inc.	22,656	1,051,692
Cabot Corp.	9,555	230,371
Carpenter Technology Corp.	6,914	226,987
Commercial Metals Co.	52,305	691,472
Cytec Industries, Inc.	7,938	317,441
Greif, Inc., Class A	5,798	322,021
Intrepid Potash, Inc.*	6,920	135,424
Louisiana-Pacific Corp.*	18,040	120,688
Lubrizol Corp.	6,713	539,121
Martin Marietta Materials, Inc.	2,208	187,260
Minerals Technologies, Inc.	1,788	85,001
NewMarket Corp.	1,365	119,192
Olin Corp.	8,855	160,187
Packaging Corp. of America	10,494	231,078
Reliance Steel & Aluminum Co.	15,730	568,639
Rock-Tenn Co., Class A	1,833	91,045
RPM International, Inc.	18,034	321,727
Scotts Miracle-Gro Co., Class A	8,475	376,375
Sensient Technologies Corp.	4,909	127,290
Silgan Holdings, Inc.	1,386	39,335
Sonoco Products Co.	11,664	355,519
Steel Dynamics, Inc.	22,597	298,054
Temple-Inland, Inc.	18,218	376,566
Valspar Corp.	10,911	328,639
Worthington Industries, Inc.	25,930	333,460

Total Materials		8,062,929

Media—0.5%
DreamWorks Animation SKG, Inc.,
Class A*	2,017	57,585
Harte-Hanks, Inc.	8,247	86,181
John Wiley & Sons, Inc., Class A	4,236	163,806
Lamar Advertising Co., Class A*	3,102	76,061
Scholastic Corp.	6,147	148,266

Total Media		531,899

Pharmaceuticals, Biotechnology & Life Sciences—1.7%
Affymetrix, Inc.*	5,474	32,297
Bio-Rad Laboratories, Inc., Class A*	1,895	163,898
Charles River Laboratories
International, Inc.*	4,049	138,516
Covance, Inc.*	3,954	202,919
Endo Pharmaceuticals Holdings, Inc.*	6,599	143,990
Medicis Pharmaceutical Corp., Class A	2,265	49,558
Mettler-Toledo International, Inc.*	2,657	296,601
Perrigo Co.	5,669	334,868
Pharmaceutical Product
Development, Inc.	6,500	165,165
Techne Corp.	419	24,072
United Therapeutics Corp.*	770	37,584
Valeant Pharmaceuticals International*	2,534	132,503
Vertex Pharmaceuticals, Inc.*	274	9,015

Total Pharmaceuticals, Biotechnology
& Life Sciences		1,730,986

Real Estate—2.2%
Alexandria Real Estate Equities, Inc. (a)	921	58,364
AMB Property Corp. (a)	2,786	66,056
BRE Properties, Inc. (a)	2,024	74,746
Camden Property Trust (a)	2,538	103,677
Corporate Office Properties Trust
SBI Md (a)	2,745	103,651
Cousins Properties, Inc. (a)	2,057	13,864
Duke Realty Corp. (a)	13,347	151,488
Equity One, Inc. (a)	1,697	26,473
Essex Property Trust, Inc. (a)	544	53,062
Federal Realty Investment Trust (a)	857	60,221
Highwoods Properties, Inc. (a)	1,493	41,446
Hospitality Properties Trust (a)	5,385	113,624
Jones Lang Lasalle, Inc.	4,856	318,748
Liberty Property Trust (a)	2,547	73,481
Macerich Co. (a)	3,008	112,259
Mack-Cali Realty Corp. (a)	2,404	71,471
Nationwide Health Properties, Inc. (a)	2,168	77,549
Omega Healthcare Investors, Inc. (a)	1,145	22,820
Potlatch Corp. (a)	2,142	76,534
Rayonier, Inc. (a)	3,037	133,689
Realty Income Corp. (a)	1,372	41,613
Regency Centers Corp. (a)	886	30,478
Senior Housing Properties Trust (a)	5,390	108,393
SL Green Realty Corp. (a)	2,793	153,727
UDR, Inc. (a)	4,378	83,751
Weingarten Realty Investors (a)	3,348	63,779

Total Real Estate		2,234,964

Retailing—7.6%
99 Cents Only Stores*	11,092	164,162
Aaron’s, Inc.	9,956	169,949
Advance Auto Parts, Inc.	15,513	778,442
Aeropostale, Inc.*	11,106	318,076
American Eagle Outfitters, Inc.	19,631	230,664
AnnTaylor Stores Corp.*	14,949	243,220
Barnes & Noble, Inc.	27,343	352,725
Chico’s FAS, Inc.	11,285	111,496
Coldwater Creek, Inc.*	25,491	85,650
Collective Brands, Inc.*	16,648	263,038
Dick’s Sporting Goods, Inc.*	18,474	459,818
Dollar Tree, Inc.*	22,550	938,756
Dress Barn, Inc.*	7,523	179,123
Foot Locker, Inc.	57,929	731,064
Guess?, Inc.	3,907	122,055
J. Crew Group, Inc.*	3,449	126,958
LKQ Corp.*	11,234	216,592
NetFlix, Inc.*	2,953	320,843
PetSmart, Inc.	20,224	610,158
Rent-A-Center, Inc., Class A*	16,417	332,608

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — continued
REVENUE SHARES MID CAP FUND
JUNE 30, 2010

Investments	Shares	Value

Retailing (continued)
Saks, Inc.*	54,786	$415,826
Tractor Supply Co.	1,055	64,323
Williams-Sonoma, Inc.	17,398	431,818

Total Retailing		7,667,364

Semiconductors & Semiconductor Equipment—0.9%
Atmel Corp.*	30,110	144,528
Cree, Inc.*	1,839	110,395
Fairchild Semiconductor
International, Inc., Class A*	13,300	111,853
Integrated Device Technology, Inc.*	11,947	59,138
International Rectifier Corp.*	4,066	75,668
Intersil Corp., Class A	4,274	51,758
Lam Research Corp.*	4,338	165,104
RF Micro Devices, Inc.*	20,132	78,716
Semtech Corp.*	1,933	31,643
Silicon Laboratories, Inc.*	974	39,506

Total Semiconductors &
Semiconductor Equipment		868,309

Software & Services—4.9%
ACI Worldwide, Inc.*	2,485	48,383
Acxiom Corp.*	11,950	175,546
Advent Software, Inc.*	744	34,938
Alliance Data Systems Corp.*	3,224	191,893
ANSYS, Inc.*	1,302	52,822
Broadridge Financial Solutions, Inc.	10,181	193,948
Cadence Design Systems, Inc.*	13,937	80,695
Convergys Corp.*	96,855	950,148
CoreLogic, Inc.	32,823	579,654
Digital River, Inc.*	1,584	37,874
DST Systems, Inc.	5,402	195,228
Equinix, Inc.*	865	70,255
FactSet Research Systems, Inc.	876	58,683
Fair Isaac Corp.	3,742	81,538
Gartner, Inc.*	5,943	138,175
Global Payments, Inc.	3,197	116,818
Hewitt Associates, Inc., Class A*	7,491	258,140
Informatica Corp.*	1,531	36,560
Jack Henry & Associates, Inc.	3,439	82,123
Lender Processing Services, Inc.	5,793	181,379
Mantech International Corp.,
Class A*	4,702	200,164
Mentor Graphics Corp.*	10,702	94,713
MICROS Systems, Inc.*	2,928	93,315
NeuStar, Inc., Class A*	2,223	45,838
Parametric Technology Corp.*	6,849	107,324
Quest Software, Inc.*	4,288	77,356
Rovi Corp.*	2,614	99,097
Solera Holdings, Inc.	1,655	59,911
SRA International, Inc., Class A*	7,981	156,986
Sybase, Inc.*	2,878	186,092
Synopsys, Inc.*	6,018	125,596
TIBCO Software, Inc.*	6,139	74,036
ValueClick, Inc.*	5,002	53,471

Total Software & Services		4,938,699

Technology Hardware & Equipment—10.1%
ADC Telecommunications, Inc.*	19,074	141,338
ADTRAN, Inc.	2,137	58,276
Arrow Electronics, Inc.*	55,027	1,229,854
Avnet, Inc.*	62,853	1,515,386
Ciena Corp.*	9,821	124,530
CommScope, Inc.*	12,825	304,850
Diebold, Inc.	10,583	288,387
F5 Networks, Inc.*	2,247	154,077
Ingram Micro, Inc., Class A*	180,991	2,749,253
Itron, Inc.*	2,718	168,027
National Instruments Corp.	2,458	78,115
NCR Corp.*	49,670	602,000
Plantronics, Inc.	3,460	98,956
Polycom, Inc.*	4,040	120,352
Tech Data Corp.*	58,582	2,086,691
Trimble Navigation Ltd.*	5,039	141,092
Vishay Intertechnology, Inc.*	27,104	209,785
Zebra Technologies Corp., Class A*	2,181	55,332

Total Technology Hardware
& Equipment		10,126,301

Telecommunication Services—0.9%
Cincinnati Bell, Inc.*	44,558	134,120
Syniverse Holdings, Inc.*	2,984	61,023
Telephone & Data Systems, Inc.	15,550	472,564
tw Telecom, Inc., Class A*	11,633	194,038

Total Telecommunication Services		861,745

Transportation—2.7%
Airtran Holdings, Inc.*	48,859	236,966
Alaska Air Group, Inc.*	11,872	533,647
Alexander & Baldwin, Inc.	4,682	139,430
Con-Way, Inc.	11,945	358,589
JB Hunt Transport Services, Inc.	10,137	331,176
JetBlue Airways Corp.*	59,506	326,688
Kansas City Southern*	5,389	195,890
Kirby Corp.*	4,392	167,994
Landstar System, Inc.	5,707	222,516
Werner Enterprises, Inc.	9,106	199,330

Total Transportation		2,712,226

Utilities—5.7%
AGL Resources, Inc.	7,280	260,770
Alliant Energy Corp.	11,278	357,964
Aqua America, Inc.	4,146	73,301
Atmos Energy Corp.	20,278	548,317
Black Hills Corp.	4,725	134,521
Cleco Corp.	2,592	68,455
DPL, Inc.	5,865	140,173
Dynegy, Inc., Class A*	67,426	259,590
Energen Corp.	3,468	153,736
Great Plains Energy, Inc.	11,022	187,594
Hawaiian Electric Industries, Inc.	11,624	264,795
IDACORP, Inc.	2,669	88,798
MDU Resources Group, Inc.	20,742	373,978

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — continued
REVENUE SHARES MID CAP FUND
JUNE 30, 2010

Investments	Shares	Value

Utilities (continued)
National Fuel Gas Co.	4,939	$226,601
NSTAR	9,934	347,690
NV Energy, Inc.	30,773	363,429
OGE Energy Corp.	8,087	295,661
PNM Resources, Inc.	13,933	155,771
Questar Corp., Class W*	6,240	100,776
UGI Corp.	25,720	654,317
Vectren Corp.	8,673	205,203
Westar Energy, Inc.	7,996	172,794
WGL Holdings, Inc.	7,647	260,227

Total Utilities		5,694,461

Total Investments—99.7%
(Cost $100,952,924)		100,018,138

Other Assets in Excess of
Liabilities—0.3%		251,788

Net Assets—100.0%		$100,269,926

*	Non-income producing security
(a)	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
REVENUE SHARES SMALL CAP FUND
JUNE 30, 2010

Investments	Shares	Value

COMMON STOCKS—100.0%
Automobiles & Components—0.3%
Drew Industries, Inc.*	3,756	$75,871
Spartan Motors, Inc.	9,725	40,845
Standard Motor Products, Inc.	8,234	66,448
Superior Industries International, Inc.	5,593	75,170
Winnebago Industries, Inc.*	4,956	49,263

Total Automobiles & Components		307,597

Banks—3.0%
Bank Mutual Corp.	5,564	31,604
Bank of The Ozarks, Inc.	1,809	64,165
Boston Private Financial
Holdings, Inc.	19,319	124,221
Brookline Bancorp, Inc.	3,046	27,048
City Holding Co.	1,382	38,530
Columbia Banking System, Inc.	2,660	48,572
Community Bank System, Inc.	3,593	79,154
Dime Community Bancshares	3,863	47,631
East West Bancorp, Inc.	8,922	136,061
First BanCorp.	115,336	61,128
First Commonwealth Financial Corp.	15,781	82,850
First Financial Bancorp	3,573	53,416
First Financial Bankshares, Inc.	756	36,356
First Midwest Bancorp, Inc.	7,385	89,802
Glacier Bancorp, Inc.	5,948	87,257
Hancock Holding Co.	2,223	74,159
Hanmi Financial Corp.*	49,554	62,438
Home Bancshares, Inc.	1,523	34,740
Independent Bank Corp.	2,386	58,887
Nara Bancorp, Inc.*	3,622	30,533
National Penn Bancshares, Inc.	20,114	120,885
NBT Bancorp, Inc.	3,758	76,738
Old National Bancorp	9,196	95,271
Pinnacle Financial Partners, Inc.*	4,111	52,826
PrivateBancorp, Inc., Class A	11,752	130,212
S&t Bancorp, Inc.	2,953	58,351
Signature Bank*	2,688	102,171
Simmons First National Corp.,
Class A	1,513	39,731
South Financial Group, Inc.	255,573	69,644
Sterling Bancorp, Class N	4,660	41,940
Sterling Bancshares, Inc.	12,906	60,787
Susquehanna Bancshares, Inc.	29,465	245,443
Tompkins Financial Corp.	1,084	40,921
TrustCo Bank Corp.	5,894	33,006
UMB Financial Corp.	3,503	124,567
Umpqua Holdings Corp.	8,346	95,812
United Bankshares, Inc.	4,837	115,798
United Community Banks, Inc.*	25,036	98,892
Whitney Holding Corp.	15,654	144,800
Wilshire Bancorp, Inc.	5,398	47,233
Wintrust Financial Corp.	5,890	196,373

Total Banks		3,259,953

Capital Goods—12.1%
A.O. Smith Corp.	9,360	451,058
AAON, Inc.	2,862	66,713
AAR Corp.*	14,800	247,752
Actuant Corp., Class A	16,135	303,822
Aerovironment, Inc.*	1,613	35,051
Albany International Corp., Class A	8,907	144,204
American Science & Engineering, Inc.	679	51,747
Apogee Enterprises, Inc.	14,124	152,963
Applied Industrial Technologies, Inc.	19,704	498,905
Applied Signal Technology, Inc.	1,953	38,376
Astec Industries, Inc.*	6,298	174,644
AZZ, Inc.	2,255	82,916
Badger Meter, Inc.	1,415	54,746
Baldor Electric Co.	19,940	719,435
Barnes Group, Inc.	13,379	219,282
Belden, Inc.	16,769	368,918
Brady Corp., Class A	8,942	222,835
Briggs & Stratton Corp.	23,364	397,655
Cascade Corp.	4,493	159,996
Ceradyne, Inc.*	5,108	109,158
CIRCOR International, Inc.	5,843	149,464
CLARCOR, Inc.	5,918	210,207
Comfort Systems USA, Inc.	10,478	101,217
Cubic Corp.	5,362	195,070
Curtiss-Wright Corp.	12,390	359,806
Dycom Industries, Inc.*	5,658	48,376
EMCOR Group, Inc.*	47,917	1,110,237
Encore Wire Corp.	6,365	115,779
EnPro Industries, Inc.*	8,338	234,715
ESCO Technologies, Inc.	3,846	99,035
Esterline Technologies Corp.*	7,131	338,366
Federal Signal Corp.	1,737	10,491
GenCorp, Inc.*	8,326	36,468
Gibraltar Industries, Inc.*	11,676	117,928
Griffon Corp.*	20,766	229,672
II-VI, Inc.*	2,215	65,630
Insituform Technologies, Inc.,
Class A*	5,788	118,538
John Bean Technologies Corp.	9,922	151,311
Kaman Corp.	10,417	230,424
Kaydon Corp.	2,656	87,276
Lawson Products, Inc.	4,931	83,728
Lindsay Corp.	2,356	74,662
Lydall, Inc.*	8,404	64,207
Moog, Inc., Class A*	13,640	439,617
Mueller Industries, Inc.	15,219	374,387
NCI Building Systems, Inc.*	28,710	240,303
Orbital Sciences Corp.*	17,313	273,026
Powell Industries, Inc.*	1,740	47,572
Quanex Building Products Corp.	8,156	141,017
Robbins & Myers, Inc.	6,262	136,136
Simpson Manufacturing Co., Inc.	5,140	126,187
Standex International Corp.	6,503	164,851
Stanley, Inc.*	5,928	221,589
Teledyne Technologies, Inc.*	9,917	382,598
Toro Co.	7,864	386,280
Tredegar Corp.	9,300	151,776
Triumph Group, Inc.	5,309	353,739
Universal Forest Products, Inc.	9,759	295,795
Vicor Corp.*	4,809	60,064
Watsco, Inc.	7,237	419,167
Watts Water Technologies, Inc.,
Class A	8,134	233,120

Total Capital Goods		13,180,007

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — continued
REVENUE SHARES SMALL CAP FUND
JUNE 30, 2010

Investments	Shares	Value

Commercial & Professional Services—5.5%
ABM Industries, Inc.	35,914	$752,398
Administaff, Inc.	14,426	348,532
ATC Technology Corp.*	4,208	67,833
Bowne & Co., Inc.	18,717	210,005
CDI Corp.	14,581	226,443
Consolidated Graphics, Inc.*	7,639	330,310
Dolan Co.*	27,436	305,088
Exponent, Inc.*	1,853	60,630
G&K Services, Inc., Class A	7,951	164,188
Geo Group, Inc.*	10,360	214,970
Healthcare Services Group, Inc.	6,691	126,794
Heidrick & Struggles International, Inc.	3,029	69,122
Interface, Inc., Class A	16,126	173,193
Kelly Services, Inc., Class A*	12,929	192,254
Mobile Mini, Inc.*	5,495	89,459
On Assignment, Inc.*	4,723	23,757
School Specialty, Inc.*	9,189	166,045
SFN Group, Inc.*	53,760	293,530
Standard Register Co.	28,202	88,554
SYKES Enterprises, Inc.*	6,499	92,481
Tetra Tech, Inc.*	10,686	209,553
TrueBlue, Inc.*	5,572	62,351
United Stationers, Inc.*	20,944	1,140,820
Viad Corp.	8,898	157,050
Volt Information Sciences, Inc.*	49,380	414,792

Total Commercial & Professional
Services		5,980,152

Consumer Durables & Apparel—7.0%
Arctic Cat, Inc.*	18,105	164,936
Blyth, Inc.	2,016	68,685
Brunswick Corp.	45,331	563,464
Callaway Golf Co.	13,173	79,565
Carter’s, Inc.*	13,291	348,889
CROCS, Inc.*	24,050	254,449
Deckers Outdoor Corp.*	1,587	226,735
Ethan Allen Interiors, Inc.	12,838	179,604
Helen of Troy Ltd.*	6,116	134,919
Iconix Brand Group, Inc.*	3,853	55,368
Jakks Pacific, Inc.*	15,741	226,356
Kid Brands, Inc.*	8,426	59,235
K-Swiss, Inc., Class A*	5,714	64,168
La-Z-Boy, Inc., Class Z*	17,908	133,056
Liz Claiborne, Inc.*	127,407	537,657
M/I Homes, Inc.*	10,998	106,021
Maidenform Brands, Inc.*	5,858	119,269
Meritage Homes Corp.*	12,987	211,428
Movado Group, Inc.*	10,985	117,320
National Presto Industries, Inc.	1,015	94,253
Nautilus, Inc.*	27,330	41,542
Oxford Industries, Inc.	7,161	149,880
Perry Ellis International, Inc.*	13,229	267,226
Polaris Industries, Inc.	7,635	417,024
Pool Corp.	17,495	383,490
Quiksilver, Inc.*	251,291	929,777
RC2 Corp.*	6,157	99,189
Skechers U.S.A., Inc., Class A*	18,596	679,126
Skyline Corp.	2,317	41,729
Standard Pacific Corp.*	68,739	228,901
Sturm Ruger & Co., Inc.	5,365	76,880
True Religion Apparel, Inc.*	3,344	73,802
Unifirst Corp.	4,570	201,171
Universal Electronics, Inc.*	2,742	45,599
Volcom, Inc.*	3,763	69,879
Wolverine World Wide, Inc.	8,651	218,178

Total Consumer Durables & Apparel		7,668,770

Consumer Services—5.9%
American Public Education, Inc.*	868	37,932
Biglari Holdings, Inc.*	536	153,778
BJ’s Restaurants, Inc.*	4,745	111,982
Buffalo Wild Wings, Inc.*	2,656	97,157
California Pizza Kitchen, Inc.*	10,558	159,954
Capella Education Co.*	894	72,727
CEC Entertainment, Inc.*	5,453	192,273
CKE Restaurants, Inc.	37,567	470,715
Coinstar, Inc.*	9,573	411,352
Cracker Barrel Old Country Store, Inc.	19,585	911,878
DineEquity, Inc.*	15,308	427,399
Hillenbrand, Inc.	6,776	144,939
Interval Leisure Group, Inc.*	6,711	83,552
Jack in the Box, Inc.*	27,269	530,382
Landry’s Restaurants, Inc.*	20,455	500,329
Marcus Corp.	6,143	58,113
Monarch Casino & Resort, Inc.*	3,688	37,359
Multimedia Games, Inc.*	5,193	23,368
O’Charleys, Inc.*	20,570	109,021
Papa John’s International, Inc.*	10,439	241,350
Peet’s Coffee & Tea, Inc.*	1,964	77,126
PF Chang’s China Bistro, Inc.	6,735	267,043
Pinnacle Entertainment, Inc.*	21,439	202,813
Pre-Paid Legal Services, Inc.*	2,372	107,902
Red Robin Gourmet Burgers, Inc.*	11,353	194,817
Ruby Tuesday, Inc.*	30,575	259,887
Ruth’s Hospitality Group, Inc.*	31,242	130,592
Shuffle Master, Inc.*	4,755	38,088
Sonic Corp.*	15,670	121,442
Texas Roadhouse, Inc., Class A*	17,908	225,999
Universal Technical Institute, Inc.*	3,845	90,896

Total Consumer Services		6,492,165

Diversified Financials—1.1%
Cash America International, Inc.	6,863	235,195
Ezcorp, Inc., Class A*	7,188	133,338
First Cash Financial Services, Inc.*	3,443	75,057
Investment Technology Group, Inc.*	7,095	113,946
LaBranche & Co., Inc.*	13,642	58,388
OptionsXpress Holdings, Inc.*	3,276	51,564
Piper Jaffray Cos.*	1,783	57,448
Portfolio Recovery Associates, Inc.*	1,264	84,410
Rewards Network, Inc.	3,772	51,563
Stifel Financial Corp.*	3,857	167,355
SWS Group, Inc.	8,748	83,106
TradeStation Group, Inc.*	4,132	27,891
World Acceptance Corp.*	2,486	95,239

Total Diversified Financials		1,234,500

Energy—5.6%
Basic Energy Services, Inc.*	17,852	137,460
Bristow Group, Inc.*	6,421	188,777
CARBO Ceramics, Inc.	1,264	91,248

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — continued
REVENUE SHARES SMALL CAP FUND
JUNE 30, 2010

Investments	Shares	Value

Energy (continued)
Dril-Quip, Inc.*	2,085	$91,782
Gulf Island Fabrication, Inc.	3,133	48,624
Holly Corp.	35,665	947,976
Hornbeck Offshore Services, Inc.*	3,828	55,889
ION Geophysical Corp.*	8,753	30,460
Lufkin Industries, Inc.	4,104	160,015
Matrix Service Co.*	16,160	150,450
Oil States International, Inc.*	19,115	756,572
Penn Virginia Corp.	8,624	173,429
Petroleum Development Corp.*	3,235	82,881
Petroquest Energy, Inc.*	8,739	59,076
Pioneer Drilling Co.*	12,772	72,417
SEACOR Holdings, Inc.*	4,652	328,710
SM Energy Co.	4,297	172,567
Stone Energy Corp.*	7,880	87,941
Superior Well Services, Inc.*	6,919	115,686
Swift Energy Co.*	3,490	93,916
Tetra Technologies, Inc.*	9,877	89,683
World Fuel Services Corp.	84,832	2,200,542

Total Energy		6,136,101

Food & Staples Retailing—4.7%
Andersons, Inc.	23,735	773,524
Casey’s General Stores, Inc.	37,587	1,311,786
Great Atlantic & Pacific Tea Co.*	171,445	668,636
Nash Finch Co.	30,525	1,042,734
Spartan Stores, Inc.	37,577	515,556
United Natural Foods, Inc.*	27,270	814,828

Total Food & Staples Retailing		5,127,064

Food, Beverage & Tobacco—2.2%
Alliance One International, Inc.*	88,515	315,113
Boston Beer Co., Inc., Class A*	2,001	134,967
Calavo Growers, Inc.	4,238	76,115
Cal-Maine Foods, Inc.	6,729	214,857
Darling International, Inc.*	11,283	84,735
Diamond Foods, Inc.	3,721	152,933
Hain Celestial Group, Inc.*	14,890	300,331
J&J Snack Foods Corp.	3,561	149,918
Lance, Inc.	7,342	121,070
Sanderson Farms, Inc.	8,474	429,971
TreeHouse Foods, Inc.*	9,031	412,356

Total Food, Beverage & Tobacco		2,392,366

Health Care Equipment & Services—10.6%
Abaxis, Inc.*	932	19,973
Air Methods Corp.*	3,093	92,017
Align Technology, Inc.*	4,016	59,718
Almost Family, Inc.*	1,544	53,932
Amedisys, Inc.*	7,291	320,585
American Medical Systems
Holdings, Inc.*	5,714	126,394
AMERIGROUP Corp.*	40,432	1,313,231
AMN Healthcare Services, Inc.*	22,529	168,517
Amsurg Corp., Class A*	6,172	109,985
Analogic Corp.	2,374	108,041
Bio-Reference Labs, Inc.*	4,152	92,050
Cantel Medical Corp.	2,922	48,797
Catalyst Health Solutions, Inc.*	17,106	590,157
Centene Corp.*	41,193	885,649
Chemed Corp.	5,224	285,439
Computer Programs & Systems, Inc.	536	21,933
Conmed Corp.*	6,583	122,641
Cooper Cos., Inc.	6,039	240,292
CorVel Corp.*	1,939	65,519
Cross Country Healthcare, Inc.*	14,608	131,326
Cryolife, Inc.*	3,503	18,881
Cyberonics, Inc.*	1,455	34,454
Eclipsys Corp.*	5,481	97,781
Genoptix, Inc.*	986	16,959
Gentiva Health Services, Inc.*	9,471	255,812
Greatbatch, Inc.*	5,810	129,621
Haemonetics Corp.*	2,176	116,459
Hanger Orthopedic Group, Inc.*	17,878	321,089
Healthspring, Inc.*	29,015	450,023
Healthways, Inc.*	8,869	105,718
HMS Holdings Corp.*	951	51,563
ICU Medical, Inc.*	1,279	41,145
Integra Lifesciences Holdings Corp.*	4,029	149,073
Invacare Corp.	13,439	278,725
InVentiv Health, Inc.*	13,786	352,921
IPC The Hospitalist Co., Inc.*	2,051	51,480
Kensey Nash Corp.*	749	17,759
Landauer, Inc.	323	19,664
LCA-Vision, Inc.*	5,096	28,232
LHC Group, Inc.*	3,125	86,719
Magellan Health Services, Inc.*	14,634	531,507
Medcath Corp.*	17,802	139,924
Meridian Bioscience, Inc.	1,341	22,797
Merit Medical Systems, Inc.*	2,813	45,205
Molina Healthcare, Inc.*	34,316	988,301
MWI Veterinary Supply, Inc.*	5,389	270,851
Natus Medical, Inc.*	2,331	37,972
Neogen Corp.*	1,161	30,244
Odyssey HealthCare, Inc.*	9,428	251,916
Omnicell, Inc.*	3,846	44,960
Osteotech, Inc.*	5,693	18,047
Palomar Medical Technologies, Inc.*	1,188	13,294
PharMerica Corp.*	25,674	376,381
Phase Forward, Inc.*	2,758	46,003
PSS World Medical, Inc.*	19,551	413,504
Quality Systems, Inc.	792	45,928
RehabCare Group, Inc.*	5,683	123,776
Res-Care, Inc.*	29,248	282,536
Surmodics, Inc.*	1,076	17,657
Symmetry Medical, Inc.*	10,018	105,590
West Pharmaceutical Services, Inc.	5,261	191,974
Zoll Medical Corp.*	2,898	78,536

Total Health Care Equipment
& Services		11,557,177

Household & Personal Products—0.7%
Central Garden and Pet Co., Class A*	24,700	221,559
Mannatech, Inc.	24,588	48,930
Medifast, Inc.*	16,976	439,848
WD-40 Co.	1,817	60,688

Total Household & Personal Products		771,025

Insurance—2.1%
American Physicians Capital, Inc.	1,145	35,323
AMERISAFE, Inc.*	3,305	58,003

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — continued
REVENUE SHARES SMALL CAP FUND
JUNE 30, 2010

Investments	Shares	Value

Insurance (continued)
Delphi Financial Group, Inc., Class A	14,396	$351,406
eHealth, Inc.*	1,800	20,466
Employers Holdings, Inc.	7,116	104,819
Horace Mann Educators Corp.	881	13,479
Infinity Property & Casualty Corp.	4,465	206,194
National Financial Partners Corp.*	16,853	164,654
Navigators Group, Inc.*	3,096	127,339
Presidential Life Corp.	4,143	37,701
ProAssurance Corp.*	2,380	135,089
RLI Corp.	1,993	104,652
Safety Insurance Group, Inc.	3,358	124,313
Selective Insurance Group, Inc.	19,647	291,954
Stewart Information Services Corp.	28,707	258,937
Tower Group, Inc.	7,069	152,196
United Fire & Casualty Co.	6,502	128,870

Total Insurance		2,315,395

Materials—4.4%
A. Schulman, Inc.	15,881	301,104
A.M. Castle & Co.*	21,268	295,412
AMCOL International Corp.	5,586	131,271
American Vanguard Corp.	6,369	50,506
Arch Chemicals, Inc.	10,214	313,978
Balchem Corp.	2,027	50,675
Brush Engineered Materials, Inc.*	7,680	153,446
Buckeye Technologies, Inc.*	12,181	121,201
Calgon Carbon Corp.*	5,708	75,574
Century Aluminum Co.*	8,641	76,300
Clearwater Paper Corp.*	4,737	259,398
Deltic Timber Corp.	531	22,196
Eagle Materials, Inc.	4,834	125,346
H.B. Fuller Co.	11,790	223,892
Headwaters, Inc.*	29,777	84,567
LSB Industries, Inc.*	32,889	437,753
Myers Industries, Inc.	16,173	130,840
Neenah Paper, Inc.	8,125	148,687
Olympic Steel, Inc.	4,214	96,796
OM Group, Inc.*	6,192	147,741
Penford Corp.*	6,493	42,075
PolyOne Corp.*	49,528	417,026
Quaker Chemical Corp.	4,498	121,851
RTI International Metals, Inc.*	4,746	114,426
Schweitzer-Mauduit
International, Inc.	2,335	117,801
Stepan Co.	4,343	297,191
Texas Industries, Inc.	5,573	164,626
Wausau Paper Corp.	19,702	133,383
Zep, Inc.	6,408	111,755

Total Materials		4,766,817

Media—1.4%
Arbitron, Inc.	3,737	95,779
DG FastChannel, Inc.*	4,093	133,350
E.W. Scripps Co., Class A*	20,336	151,097
Live Nation Entertainment, Inc.*	104,951	1,096,738

Total Media		1,476,964

Pharmaceuticals, Biotechnology & Life Sciences—2.1%
Arqule, Inc.*	336	1,445
Cambrex Corp.*	9,452	29,774
Cubist Pharmaceuticals, Inc.*	5,888	121,293
Dionex Corp.*	1,105	82,278
Emergent Biosolutions, Inc.*	3,316	54,183
Enzo Biochem, Inc.*	3,243	13,199
eResearchTechnology, Inc.*	3,394	26,745
Hi-Tech Pharmacal Co., Inc.*	38,221	875,643
Kendle International, Inc.*	7,671	88,370
Martek Biosciences Corp.*	4,092	97,021
Par Pharmaceutical Cos., Inc.*	8,711	226,138
Parexel International Corp.*	20,608	446,781
Regeneron Pharmaceuticals, Inc.*	3,647	81,401
Salix Pharmaceuticals Ltd.*	1,998	77,982
Savient Pharmaceuticals, Inc.*	24	302
Viropharma, Inc.*	7,137	80,006

Total Pharmaceuticals, Biotechnology
& Life Sciences		2,302,561

Real Estate—1.5%
Acadia Realty Trust (a)	1,768	29,738
BioMed Realty Trust, Inc. (a)	4,983	80,176
Cedar Shopping Centers, Inc. (a)	6,394	38,492
Colonial Properties Trust (a)	6,199	90,071
DiamondRock Hospitality Co. (a)	10,079	82,849
EastGroup Properties, Inc. (a)	901	32,058
Entertainment Properties Trust (a)	1,726	65,709
Extra Space Storage, Inc. (a)	5,060	70,334
Forestar Group, Inc.*	1,601	28,754
Franklin Street Properties Corp. (a)	2,061	24,340
Healthcare Realty Trust, Inc. (a)	2,313	50,817
Home Properties, Inc. (a)	2,321	104,607
Inland Real Estate Corp. (a)	4,579	36,266
Kilroy Realty Corp. (a)	1,891	56,219
Kite Realty Group Trust (a)	7,590	31,726
LaSalle Hotel Properties (a)	6,419	132,039
Lexington Realty Trust (a)	16,197	97,344
LTC Properties, Inc. (a)	455	11,043
Medical Properties Trust, Inc. (a)	2,586	24,412
Mid-America Apartment
Communities, Inc. (a)	1,687	86,830
National Retail Properties, Inc. (a)	2,342	50,212
Parkway Properties, Inc. (a)	2,715	39,558
Pennsylvania Real Estate
Investment Trust (a)	12,434	151,944
Post Properties, Inc. (a)	3,166	71,963
PS Business Parks, Inc. (a)	1,203	67,103
Sovran Self Storage, Inc. (a)	1,217	41,901
Tanger Factory Outlet Centers (a)	1,426	59,008
Urstadt Biddle Properties, Inc.,
Class A (a)	1,166	18,808

Total Real Estate		1,674,321

Retailing—10.9%
Audiovox Corp., Class A*	18,292	134,446
Big 5 Sporting Goods Corp.	11,582	152,188
Blue Nile, Inc.*	1,023	48,163
Brown Shoe Co., Inc.	45,535	691,221
Buckle, Inc.	5,360	173,771
Cabela’s, Inc.*	42,595	602,293
Cato Corp., Class A	9,178	202,100
Childrens Place Retail Stores, Inc.*	19,513	858,962
Christopher & Banks Corp.	18,409	113,952

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — continued
REVENUE SHARES SMALL CAP FUND
JUNE 30, 2010

Investments	Shares	Value

Retailing (continued)
Finish Line, Inc., Class A	28,994	$403,886
Fred’s, Inc., Class A	39,998	442,378
Genesco, Inc.*	13,453	353,948
Group 1 Automotive, Inc.*	34,882	820,773
Gymboree Corp.*	4,914	209,877
Haverty Furniture Cos., Inc.	9,926	121,991
Hibbett Sports, Inc.*	5,762	138,058
HOT Topic, Inc.	26,284	133,523
HSN, Inc.*	33,312	799,488
Jo-Ann Stores, Inc.*	18,335	687,746
JOS A. Bank Clothiers, Inc.*	3,412	184,214
Lithia Motors, Inc., Class A	37,285	230,421
Lumber Liquidators Holdings, Inc.*	4,009	93,530
MarineMax, Inc.*	5,654	39,239
Men’s Wearhouse, Inc.	19,801	363,546
Midas, Inc.*	4,808	36,877
Monro Muffler Brake, Inc.	3,841	151,835
NutriSystem, Inc.	3,795	87,057
OfficeMax, Inc.*	106,945	1,396,702
PEP Boys-Manny Moe & Jack	38,208	338,523
PetMed Express, Inc.	2,342	41,688
Sonic Automotive, Inc., Class A*	106,852	914,653
Stage Stores, Inc.	27,019	288,563
Stamps.com, Inc.*	1,779	18,235
Stein Mart, Inc.*	18,810	117,186
Tuesday Morning Corp.*	56,333	224,769
Zale Corp.*	119,523	188,846
Zumiez, Inc.*	7,011	112,947

Total Retailing		11,917,595

Semiconductors & Semiconductor Equipment—1.6%
Actel Corp.*	3,528	45,229
Advanced Energy Industries, Inc.*	3,116	38,296
ATMI, Inc.*	2,961	43,349
Brooks Automation, Inc.*	6,847	52,927
Cabot Microelectronics Corp.*	1,827	63,196
Cohu, Inc.	2,489	30,192
Cymer, Inc.*	1,744	52,390
Cypress Semiconductor Corp.*	3,179	31,917
Diodes, Inc.*	4,237	67,241
DSP Group, Inc.*	8,105	51,791
Exar Corp.*	3,509	24,317
FEI Co.*	4,798	94,569
Hittite Microwave Corp.*	858	38,387
Kopin Corp.*	5,768	19,553
Kulicke & Soffa Industries, Inc.*	8,184	57,452
Micrel, Inc.	5,717	58,199
Microsemi Corp.*	5,838	85,410
MKS Instruments, Inc.*	5,099	95,453
Pericom Semiconductor Corp.*	2,890	27,744
Rudolph Technologies, Inc.*	2,126	16,051
Sigma Designs, Inc.*	4,334	43,383
Skyworks Solutions, Inc.*	21,867	367,147
Standard Microsystems Corp.*	3,854	89,721
Supertex, Inc.*	620	15,289
Tessera Technologies, Inc.*	1,733	27,815
TriQuint Semiconductor, Inc.*	12,290	75,092
Ultratech, Inc.*	1,219	19,833
Varian Semiconductor Equipment
Associates, Inc.*	2,431	69,672
Veeco Instruments, Inc.*	2,359	80,867

Total Semiconductors &
Semiconductor Equipment		1,782,482

Software & Services—3.7%
Blackbaud, Inc.	2,862	62,306
CACI International, Inc., Class A*	11,596	492,598
Ciber, Inc.*	69,801	193,349
CommVault Systems, Inc.*	2,371	53,348
ComScore, Inc.*	1,560	25,693
Concur Technologies, Inc.*	1,258	53,691
CSG Systems International, Inc.*	5,550	101,732
Cybersource Corp.*	2,839	72,480
Dealertrack Holdings, Inc.*	2,515	41,372
Ebix, Inc.*	1,077	16,887
Epicor Software Corp.*	7,709	61,595
EPIQ Systems, Inc.	3,915	50,621
Forrester Research, Inc.*	1,965	59,461
Heartland Payment Systems, Inc.	28,762	426,828
Infospace, Inc.*	4,265	32,073
Integral Systems, Inc.*	3,718	23,609
Interactive Intelligence, Inc.*	5,090	83,629
j2 Global Communications, Inc.*	2,571	56,151
JDA Software Group, Inc.*	3,434	75,479
Knot, Inc.*	2,218	17,256
Manhattan Associates, Inc.*	2,228	61,381
MAXIMUS, Inc.	3,135	181,422
MicroStrategy, Inc., Class A*	2,869	215,433
NCI, Inc., Class A*	16,067	362,793
Netscout Systems, Inc.*	4,162	59,184
Perficient, Inc.*	5,012	44,657
Phoenix Technologies Ltd.*	4,686	13,543
Progress Software Corp.*	4,135	124,174
Radiant Systems, Inc.*	5,865	84,808
Smith Micro Software, Inc.*	2,914	27,712
Sonic Solutions, Inc.*	2,747	22,937
StarTek, Inc.*	8,907	34,737
Take-Two Interactive Software, Inc.*	24,634	221,706
Taleo Corp., Class A*	1,993	48,410
TeleTech Holdings, Inc.*	3,091	39,843
THQ, Inc.*	40,038	172,964
Tyler Technologies, Inc.*	3,072	47,677
United Online, Inc.	29,177	168,060
Websense, Inc.*	3,786	71,555
Wright Express Corp.*	2,186	64,924

Total Software & Services		4,068,078

Technology Hardware & Equipment—8.0%
ADPT Corp.*	8,281	23,932
Agilysys, Inc.	8,254	55,219
Anixter International, Inc.*	25,205	1,073,733
Arris Group, Inc.*	20,439	208,273
Avid Technology, Inc.*	11,339	144,345
Bel Fuse, Inc., Class B	2,065	34,093
Benchmark Electronics, Inc.*	22,489	356,451
Black Box Corp.	7,266	202,649
Blue Coat Systems, Inc.*	3,244	66,275
Brightpoint, Inc.*	87,348	611,436
Checkpoint Systems, Inc.*	10,921	189,589
Cogent, Inc.*	47,390	426,984
Cognex Corp.	2,126	37,375

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — continued
REVENUE SHARES SMALL CAP FUND
JUNE 30, 2010

Investments	Shares	Value

Technology Hardware & Equipment (continued)
Compellent Technologies, Inc.*	1,108	$13,429
Comtech Telecommunications Corp.*	3,483	104,246
CTS Corp.	7,793	72,007
Daktronics, Inc.	13,334	100,005
Digi International, Inc.*	4,512	37,314
DTS, Inc.*	513	16,862
Electro Scientific Industries, Inc.*	4,050	54,108
EMS Technologies, Inc.*	6,089	91,457
FARO Technologies, Inc.*	1,545	28,907
Gerber Scientific, Inc.*	24,593	131,573
Harmonic, Inc.*	11,959	65,057
Hutchinson Technology, Inc.*	2,367	10,249
Insight Enterprises, Inc.*	73,572	968,208
Intermec, Inc.*	11,337	116,204
Intevac, Inc.*	1,076	11,481
Keithley Instruments, Inc.	5,043	44,530
Littelfuse, Inc.*	2,960	93,566
LoJack Corp.*	7,190	26,531
Mercury Computer Systems, Inc.*	3,738	43,847
Methode Electronics, Inc.	12,410	120,873
MTS Systems Corp.	3,263	94,627
Netgear, Inc.*	6,001	107,058
Network Equipment Technologies, Inc.*	4,176	14,574
Newport Corp.*	9,280	84,077
Novatel Wireless, Inc.*	8,136	46,701
OSI Systems, Inc.*	1,938	53,818
Park Electrochemical Corp.	1,803	44,011
PC-Tel, Inc.*	1,716	8,649
Plexus Corp.*	11,843	316,682
RadiSys Corp.*	6,780	64,546
Rogers Corp.*	2,052	56,984
Scansource, Inc.*	16,655	415,209
Stratasys, Inc.*	1,315	32,296
Symmetricom, Inc.*	8,738	44,476
Synaptics, Inc.*	3,521	96,827
SYNNEX Corp.*	54,703	1,401,491
Technitrol, Inc.	14,047	44,389
Tekelec*	6,243	82,657
Tollgrade Communications, Inc.*	1,511	9,519
TTM Technologies, Inc.*	4,192	39,824
Viasat, Inc.*	4,034	131,347

Total Technology Hardware
& Equipment		8,770,570

Telecommunication Services—0.4%
Cbeyond, Inc.*	5,879	73,488
General Communication, Inc.,
Class A*	19,338	146,775
Neutral Tandem, Inc.*	1,732	19,485
NTELOS Holdings Corp.	7,436	127,899
USA Mobility, Inc.	6,059	78,282

Total Telecommunication Services		445,929

Transportation—1.6%
Allegiant Travel Co., Class A*	2,535	108,219
Arkansas Best Corp.	10,825	224,619
Forward Air Corp.	3,609	98,345
Heartland Express, Inc.	6,538	94,932
HUB Group, Inc., Class A*	11,225	336,862
Knight Transportation, Inc.	7,458	150,950
Old Dominion Freight Line, Inc.*	8,439	296,546
Skywest, Inc.	34,121	416,959

Total Transportation		1,727,432

Utilities—3.6%
Allete, Inc.	4,376	149,834
American States Water Co.	2,073	68,699
Avista Corp.	14,897	290,938
Central Vermont Public Service Corp.	3,358	66,287
CH Energy Group, Inc.	5,400	211,896
El Paso Electric Co.*	8,471	163,914
Laclede Group, Inc.	12,683	420,188
New Jersey Resources Corp.	16,415	577,808
Northwest Natural Gas Co.	4,872	212,273
NorthWestern Corp.	14,606	382,677
Piedmont Natural Gas Co., Inc.	13,973	353,517
South Jersey Industries, Inc.	4,904	210,676
Southwest Gas Corp.	13,549	399,696
UIL Holdings Corp.	6,642	166,249
Unisource Energy Corp.,
Expires 7/12/10 at $1.20	9,048	273,069

Total Utilities		3,947,721

Total Common Stocks
(Cost $109,235,293)		109,302,742

RIGHTS—0.0%†
Banks—0.0%†
Hanmi Financial Corp.,
Expires 7/12/10 at $1.20*	39,306	2,358

Total Rights
(Cost $16,381)		2,358

Total Investments—100.0%
(Cost $109,251,674)		109,305,100

Other Assets in Excess of
Liabilities—0.0%†		13,870

Net Assets—100.0%		$109,318,970

*	Non-income producing security
(a)	Real Estate Investment Trust
†	Less than 0.05%

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
REVENUE SHARES FINANCIALS SECTOR FUND
JUNE 30, 2010

Investments	Shares	Value

COMMON STOCKS—100.1%
Capital Markets—9.2%
Ameriprise Financial, Inc.	4,108	$148,422
Bank of New York Mellon Corp.	6,641	163,966
Charles Schwab Corp.	5,624	79,748
E*Trade Financial Corp.*	3,975	46,985
Federated Investors, Inc., Class B	1,048	21,704
Franklin Resources, Inc.	868	74,813
Goldman Sachs Group, Inc.	5,863	769,636
Invesco Ltd.	2,374	39,954
Janus Capital Group, Inc.	1,280	11,366
Legg Mason, Inc.	3,149	88,267
Morgan Stanley	21,990	510,388
Northern Trust Corp.	2,091	97,650
State Street Corp.	5,497	185,909
T. Rowe Price Group, Inc.	723	32,094

Total Capital Markets		2,270,902

Commercial Banks—18.0%
BB&T Corp.	8,959	235,711
Comerica, Inc.	2,625	96,679
Fifth Third Bancorp	17,333	213,023
First Horizon National Corp.*	3,971	45,468
Huntington Bancshares, Inc.	19,002	105,271
KeyCorp	22,476	172,840
M&T Bank Corp.	1,371	116,466
Marshall & Ilsley Corp.	13,253	95,157
PNC Financial Services Group, Inc.	7,025	396,912
Regions Financial Corp.	35,941	236,492
SunTrust Banks, Inc.	10,784	251,267
U.S. Bancorp	18,319	409,430
Wells Fargo & Co.	74,745	1,913,472
Zions Bancorporation	5,653	121,935

Total Commercial Banks		4,410,123

Consumer Finance—4.9%
American Express Co.	14,743	585,297
Capital One Financial Corp.	9,146	368,584
Discover Financial Services	8,608	120,340
SLM Corp.*	11,718	121,750

Total Consumer Finance		1,195,971

Diversified Financial Services—31.7%
Bank of America Corp.	208,499	2,996,131
Citigroup, Inc.*	601,616	2,262,076
CME Group, Inc., Class A	182	51,242
IntercontinentalExchange, Inc.*	212	23,962
JPMorgan Chase & Co.	60,859	2,228,048
Leucadia National Corp.	966	18,847
Moody’s Corp.	1,496	29,800
NASDAQ OMX Group, Inc.*	4,059	72,169
NYSE Euronext	4,124	113,946

Total Diversified Financial Services		7,796,221

Insurance—33.0%
Aflac, Inc.	8,478	361,756
Allstate Corp.	24,050	690,957
American International Group, Inc.*	39,721	1,367,991
Aon Corp.	4,347	161,361
Assurant, Inc.	6,540	226,938
Berkshire Hathaway, Inc., Class B*	4,267	340,037
Chubb Corp.	5,735	286,807
Cincinnati Financial Corp.	3,235	83,689
Genworth Financial, Inc., Class A*	18,959	247,794
Hartford Financial Services Group, Inc.	17,222	381,123
Lincoln National Corp.	8,259	200,611
Loews Corp.	8,083	269,245
Marsh & McLennan Cos., Inc.	10,613	239,323
MetLife, Inc.	26,106	985,763
Principal Financial Group, Inc.	8,476	198,677
Progressive Corp.	18,129	339,375
Prudential Financial, Inc.	14,038	753,279
Torchmark Corp.	1,637	81,048
Travelers Cos., Inc.	10,406	512,496
Unum Group	11,523	250,049
XL Capital Ltd., Class A*	7,288	116,681

Total Insurance		8,095,000

Real Estate Investment Trusts—2.6%
Apartment Investment &
Management Co., Class A (a)	2,043	39,573
AvalonBay Communities, Inc. (a)	263	24,556
Boston Properties, Inc. (a)	503	35,884
Equity Residential (a)	1,422	59,212
HCP, Inc. (a)	728	23,478
Health Care REIT, Inc. (a)	284	11,962
Host Hotels & Resorts, Inc. (a)	9,597	129,367
Kimco Realty Corp. (a)	1,559	20,953
Plum Creek Timber Co., Inc. (a)	920	31,767
ProLogis (a)	3,997	40,490
Public Storage (a)	470	41,318
Simon Property Group, Inc. (a)	1,107	89,390
Ventas, Inc. (a)	468	21,973
Vornado Realty Trust (a)	867	63,248

Total Real Estate Investment Trusts		633,171

Real Estate Management & Development—0.4%
CB Richard Ellis Group, Inc., Class A*	7,575	103,096

Thrifts & Mortgage Finance—0.3%
Hudson City Bancorp, Inc.	4,915	60,160
People’s United Financial, Inc.	1,474	19,899

Total Thrifts & Mortgage Finance		80,059

Total Investments—100.1%
(Cost $26,011,395)		24,584,543

Liabilities in Excess of Other Assets—(0.1)%		(13,016)

Net Assets—100.0%		$24,571,527

*	Non-income producing security
(a)	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
REVENUE SHARES ADR FUND
JUNE 30, 2010

Investments	Shares	Value

COMMON STOCKS—99.3%
Automobiles & Components—5.2%
Honda Motor Co. Ltd. (a)	26,675	$766,906
Magna International, Inc., Class A	2,524	166,483
Toyota Motor Corp. (a)	22,478	1,541,317

Total Automobiles & Components		2,474,706

Banks—12.8%
Banco Bilbao Vizcaya
Argentaria SA (a)	24,561	252,733
Banco Bradesco SA (a)	27,559	437,086
Banco de Chile (a)	351	20,955
Banco Santander Chile (a)	413	27,708
Banco Santander SA (a)	46,711	490,465
Bank of Montreal	2,133	115,779
Bank of Nova Scotia	3,901	179,524
Barclays PLC (a)	32,915	523,019
Canadian Imperial Bank of
Commerce	1,669	103,862
Credicorp Ltd.	203	18,451
HSBC Holdings PLC (a)	18,418	839,677
Itau Unibanco Holding SA (a)	23,364	420,786
KB Financial Group, Inc. (a)	217	8,222
Lloyds Banking Group PLC* (a)	179,254	566,443
Mitsubishi UFJ Financial
Group, Inc. (a)	84,799	386,683
Mizuho Financial Group, Inc. (a)	66,642	216,586
National Bank of Greece SA (a)	38,563	83,682
Royal Bank of Canada	5,142	245,736
Royal Bank of Scotland
Group PLC*(a)	58,149	703,603
Shinhan Financial Group Co. Ltd. (a)	132	9,639
Toronto-Dominion Bank	2,905	188,563
Westpac Banking Corp. (a)	2,877	254,845

Total Banks		6,094,047

Capital Goods—4.2%
ABB Ltd.*(a)	15,173	262,189
Empresa Brasileira de Aeronautica SA (a)2,106		44,121
Koninklijke Philips Electronics NV	9,457	282,197
Kubota Corp. (a)	2,284	87,751
Mitsui & Co. Ltd. (a)	1,778	428,498
Siemens AG (a)	9,722	870,411
Tomkins PLC (a)	2,576	34,338

Total Capital Goods		2,009,505

Consumer Durables & Apparel—2.7%
Gildan Activewear, Inc.*	303	8,681
Luxottica Group SpA (a)	2,526	60,851
Panasonic Corp. (a)	49,182	616,250
Sony Corp. (a)	23,354	623,085

Total Consumer Durables & Apparel		1,308,867

Consumer Services—0.3%
Carnival PLC (a)	3,491	113,144
Intercontinental Hotels Group PLC (a)	793	12,434
Tim Hortons, Inc.	517	16,544

Total Consumer Services		142,122

Diversified Financials—5.9%
Credit Suisse Group AG (a)	10,825	405,180
Deutsche Bank AG	8,908	500,273
ING Groep NV* (a)	193,814	1,436,162
Nomura Holdings, Inc. (a)	11,931	65,024
ORIX Corp. (a)	1,082	38,984
UBS AG*	26,376	348,691

Total Diversified Financials		2,794,314

Energy—29.7%
BP PLC (a)	80,648	2,329,114
Cameco Corp.	926	19,705
Canadian Natural Resources Ltd.	2,626	87,262
Cenovus Energy, Inc.	4,079	105,198
CNOOC Ltd. (a)	768	130,691
Enbridge, Inc.	2,139	99,677
EnCana Corp.	4,495	136,378
Enerplus Resources Fund (b)	313	6,751
ENI SpA (a)	27,306	998,034
Imperial Oil Ltd.	4,511	164,291
Nexen, Inc.	2,351	46,244
Penn West Energy Trust (b)	1,022	19,439
PetroChina Co. Ltd. (a)	12,903	1,415,846
Petroleo Brasileiro SA, Class A (a)	29,182	869,624
Repsol YPF SA (a)	27,058	543,866
Royal Dutch Shell PLC, Class A (a)	46,636	2,342,060
Royal Dutch Shell PLC, Class B (a)	48,483	2,340,759
Statoil ASA (a)	34,699	664,486
Suncor Energy, Inc.	7,173	211,173
Talisman Energy, Inc.	3,406	51,703
Tenaris SA (a)	1,753	60,671
Total SA (a)	31,943	1,425,936
TransCanada Corp.	1,959	65,489

Total Energy		14,134,397

Food & Staples Retailing—0.5%
Delhaize Group SA (a)	3,240	234,900

Food, Beverage & Tobacco—3.6%
Anheuser-Busch InBev NV (a)	6,441	309,233
British American Tobacco PLC (a)	2,961	187,431
Diageo PLC (a)	1,962	123,096
Fomento Economico Mexicano
SAB de CV (a)	2,908	125,480
Unilever NV	17,423	475,996
Unilever PLC (a)	17,869	477,639

Total Food, Beverage & Tobacco		1,698,875

Health Care Equipment & Services—0.3%
Fresenius Medical Care AG & Co.
KGaA (a)	1,816	97,501
Smith & Nephew PLC (a)	690	32,430

Total Health Care Equipment & Services		129,931

Insurance—5.6%
Aegon NV*	78,384	413,868
Aviva PLC (a)	82,307	767,101
China Life Insurance Co. Ltd. (a)	5,177	337,541
Manulife Financial Corp.	21,154	308,425
Prudential PLC (a)	41,965	626,957
Sun Life Financial, Inc.	8,320	218,899

Total Insurance		2,672,791

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — continued
REVENUE SHARES ADR FUND
JUNE 30, 2010

Investments	Shares	Value

Materials—5.2%
Agnico-Eagle Mines Ltd.	103	$6,260
Agrium, Inc.	1,568	76,738
ArcelorMittal	20,938	560,301
Barrick Gold Corp.	1,660	75,381
BHP Billiton Ltd. (a)	3,013	186,776
BHP Billiton PLC (a)	3,571	183,692
Cemex SAB de CV* (a)	12,051	116,533
Cia de Minas Buenaventura SA (a)	188	7,227
Cia Siderurgica Nacional SA (a)	3,660	53,765
CRH PLC (a)	9,764	204,068
Eldorado Gold Corp.	201	3,610
Fibria Celulose SA* (a)	1,898	28,090
Gerdau SA* (a)	9,221	121,533
Goldcorp, Inc.	551	24,161
IAMGOLD Corp.	461	8,151
Kinross Gold Corp.	1,237	21,140
Lihir Gold Ltd. (a)	251	9,034
POSCO (a)	2,022	190,715
Potash Corp. of Saskatchewan, Inc.	469	40,447
Rio Tinto PLC (a)	7,753	338,031
Sociedad Quimica y Minera de
Chile SA (a)	397	12,946
Southern Copper Corp.	1,349	35,802
Syngenta AG (a)	1,992	91,333
Teck Resources Ltd., Class B	2,039	60,314
Yamana Gold, Inc.	1,100	11,330

Total Materials		2,467,378

Media—0.7%
Grupo Televisa SA (a)	1,924	33,497
Pearson PLC (a)	5,555	73,048
Shaw Communications, Inc., Class B	1,401	25,260
Thomson Reuters Corp.	3,033	108,673
WPP PLC (a)	2,298	107,569

Total Media		348,047

Pharmaceuticals, Biotechnology & Life Sciences—3.2%
AstraZeneca PLC (a)	5,818	274,202
Biovail Corp.	380	7,311
Elan Corp., PLC* (a)	1,529	6,880
GlaxoSmithKline PLC (a)	11,506	391,319
Novartis AG (a)	8,193	395,886
Novo Nordisk A/S (a)	1,032	83,613
QIAGEN NV*	440	8,457
Sanofi-Aventis SA (a)	11,831	355,640
Shire PLC (a)	457	28,051

Total Pharmaceuticals, Biotechnology
& Life Sciences		1,551,359

Real Estate—0.2%
Brookfield Asset Management, Inc.,
Class A	4,560	103,147

Semiconductors & Semiconductor Equipment—0.5%
Advantest Corp. (a)	197	4,155
ARM Holdings PLC (a)	341	4,229
ASML Holding NV, Class G	928	25,492
STMicroelectronics NV, Class Y	9,633	76,197
Taiwan Semiconductor Manufacturing
Co. Ltd. (a)	8,911	86,971
United Microelectronics Corp.* (a)	9,367	27,258

Total Semiconductors &
Semiconductor Equipment		224,302

Software & Services—0.3%
SAP AG (a)	2,890	128,027

Technology Hardware & Equipment—4.8%
Alcatel-Lucent (a)	67,828	172,283
AU Optronics Corp. (a)	11,716	104,038
Canon, Inc. (a)	7,959	296,950
Hitachi Ltd.* (a)	22,106	802,448
Kyocera Corp. (a)	1,061	85,623
Nokia OYJ (a)	61,319	499,750
Research In Motion Ltd.*	2,073	102,116
Telefonaktiebolaget Lm Ericsson (a)	21,427	236,125

Total Technology Hardware &
Equipment		2,299,333

Telecommunication Services—10.9%
America Movil SAB de CV,
Series R (a)	5,293	251,417
BCE, Inc.	4,776	139,794
BT Group PLC (a)	14,800	284,308
China Mobile Ltd. (a)	11,509	568,660
Chunghwa Telecom Co. Ltd. (a)	2,447	48,181
France Telecom SA (a)	33,191	574,536
Hellenic Telecommunications
Organization SA (a)	17,403	65,087
Nippon Telegraph & Telephone
Corp. (a)	43,238	879,461
NTT DoCoMo, Inc. (a)	24,602	370,998
Portugal Telecom SGPS SA (a)	8,112	80,471
Rogers Communications, Inc.,
Class B	2,755	90,254
Tele Norte Leste Participacoes SA (a)	8,946	133,832
Telecom Corp. of New Zealand
Ltd. (a)	4,398	28,323
Telecom Italia SpA (a)	28,734	316,361
Telefonica SA (a)	12,292	682,575
Telefonos de Mexico SAB de CV (a)	5,387	76,011
TELUS Corp., Class A	2,046	74,065
Vodafone Group PLC (a)	26,565	549,099

Total Telecommunication Services		5,213,433

Transportation—0.3%
Canadian National Railway Co.	998	57,265
Canadian Pacific Railway Ltd.	636	34,102
Lan Airlines SA (a)	1,672	30,949
Ryanair Holdings PLC* (a)	1,280	34,675

Total Transportation		156,991

Utilities—2.4%
Centrais Eletricas Brasileiras SA (a)	8,377	111,917
Cia Energetica de Minas Gerais (a)	3,780	55,453
Empresa Nacional de Electricidad SA (a)	769	35,512
Enersis SA (a)	4,688	93,338
Korea Electric Power Corp.* (a)	18,847	242,749
National Grid PLC (a)	5,024	185,034
TransAlta Corp.	1,117	20,664
Veolia Environnement (a)	16,770	391,915

Total Utilities		1,136,582

Total Common Stocks
(Cost $53,543,916)		47,323,054

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — continued
REVENUE SHARES ADR FUND
JUNE 30, 2010

Investments	Shares	Value

PREFERRED STOCKS—0.7%
Food, Beverage & Tobacco—0.2%
Cia de Bebidas das Americas (a)	918	$92,727

Materials—0.4%
Vale SA, Class B (a)	10,178	213,941

Utilities—0.1%
Cia Paranaense de Energia-Copel
Preference B (a)	1,221	25,214

Total Preferred Stocks
(Cost $331,403)		331,882

Total Investments—100.0%
(Cost $53,875,319)		47,654,936

Liabilities in Excess of Other Assets—(0.0)%†		(14,002)

Net Assets—100.0%		$47,640,934

Country	Value	% of Net Assets

Australia	$441,621	0.9%
Belgium	544,133	1.1
Brazil	2,608,089	5.5
Canada	3,547,316	7.4
Chile	221,408	0.5
China	1,753,387	3.7
Denmark	83,613	0.2
Finland	499,750	1.0
France	2,920,310	6.1
Germany	1,596,212	3.4
Greece	148,769	0.3
Hong Kong	699,351	1.5
Ireland	273,674	0.6
Italy	1,375,246	2.9
Japan	7,210,719	15.1
Luxembourg	620,972	1.3
Mexico	602,938	1.3
Netherlands	7,324,991	15.4
New Zealand	28,323	0.1
Norway	664,486	1.4
Papua New Guinea	9,034	—	†
Peru	25,678	—	†
Portugal	80,471	0.2
South Korea	451,325	0.9
Spain	1,969,639	4.1
Sweden	236,125	0.5
Switzerland	1,579,476	3.3
Taiwan	266,448	0.6
United Kingdom	9,726,957	20.4
United States	144,475	0.3

Total Investments	47,654,936	100.0
Liabilities in Excess of
Other Assets	(14,002)	—	†

Net Assets	$47,640,934	100.0%

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Units
†	Less than 0.05%

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
REVENUE SHARES NAVELLIER OVERALL A-100 FUND
JUNE 30, 2010

Investments	Shares	Value

COMMON STOCKS—99.8%
Automobiles & Components—2.9%
TRW Automotive Holdings Corp.*	10,973	$302,526

Banks—1.7%
Banco Macro SA (a)	2,192	64,554
Bofi Holding, Inc.*	3,310	46,737
Corpbanca SA (a)	1,340	64,642

Total Banks		175,933

Beverages—3.7%
Coca-Cola Femsa SAB de CV (a)	6,176	386,556

Capital Goods—4.6%
Miller Industries, Inc.	3,219	43,360
Nidec Corp. (a)	12,382	258,784
Oshkosh Corp.*	4,128	128,628
Trimas Corp.*	3,722	42,096

Total Capital Goods		472,868

Commercial & Professional Services—0.4%
51job, Inc.* (a)	1,840	38,290

Communications—3.9%
Liberty Media Corp.—Interactive*	38,382	403,011

Consumer Durables & Apparel—12.7%
American Greetings Corp., Class A	4,151	77,873
Deckers Outdoor Corp.*	296	42,289
Hasbro, Inc.	4,822	198,184
Lacrosse Footwear, Inc.	565	9,515
Lululemon Athletica, Inc.*	591	21,997
Polaris Industries, Inc.	1,418	77,451
RG Barry Corp.	4,574	50,451
Skechers U.S.A., Inc., Class A*	2,145	78,335
Steven Madden Ltd.*	1,636	51,567
Whirlpool Corp.	8,140	714,855

Total Consumer Durables & Apparel		1,322,517

Consumer Services—0.4%
Capella Education Co.*	551	44,824

Diversified Financials—0.5%
Nicholas Financial, Inc.*	5,979	48,849
TICC Capital Corp.	436	3,662

Total Diversified Financials		52,511

Energy—2.1%
Cimarex Energy Co.	730	52,253
L&l Energy, Inc.*	4,765	40,979
Pioneer Natural Resources Co.	1,352	80,376
Teekay Offshore Partners LP	1,970	43,242

Total Energy		216,850

Entertainment—0.9%
Cinemark Holdings, Inc.	7,358	96,758

Financials—1.6%
Arch Capital Group Ltd.*	2,218	165,241

Food & Staples Retailing—0.4%
G Willi-Food International Ltd.*	7,659	44,729

Food, Beverage & Tobacco—3.5%
Boston Beer Co., Inc., Class A*	343	23,135
Del Monte Foods Co.	11,503	165,528
Hormel Foods Corp.	4,429	179,286

Total Food, Beverage & Tobacco		367,949

Health Care Equipment & Services—11.8%
Edwards Lifesciences Corp.*	1,484	83,134
Intuitive Surgical, Inc.*	193	60,914
McKesson Corp.	10,854	728,954
Shamir Optical Industry Ltd.	3,817	30,498
SXC Health Solutions Corp.*	1,147	84,018
Universal American Corp.*	16,287	234,533

Total Health Care Equipment
& Services		1,222,051

Home Furnishings—0.4%
Tempur-Pedic International, Inc.*	1,395	42,896

Household & Personal Products—2.6%
Estee Lauder Cos., Inc., Class A	3,200	178,336
Medifast, Inc.*	1,046	27,102
Nu Skin Enterprises, Inc., Class A	2,381	59,358

Total Household & Personal Products		264,796

Industrial—0.2%
Coherent, Inc.*	685	23,495

Insurance—0.9%
Erie Indemnity Co., Class A	1,965	89,408

Materials—3.4%
Clearwater Paper Corp.*	1,204	65,931
KapStone Paper And Packaging Corp.*	4,760	53,027
Kronos Worldwide, Inc.*	2,600	50,700
Lubrizol Corp.	1,648	132,351
Omnova Solutions, Inc.*	6,925	54,084

Total Materials		356,093

Media—1.8%
Liberty Media Corp.—Capital,
Series A*	1,601	67,098
Valassis Communications, Inc.*	3,597	114,097

Total Media		181,195

Pharmaceuticals, Biotechnology & Life Sciences—3.3%
China Biologic Products, Inc.*	827	9,089
Hi-Tech Pharmacal Co., Inc.*	1,152	26,392
Impax Laboratories, Inc.*	2,869	54,683
Obagi Medical Products, Inc.*	3,917	46,299
Perrigo Co.	1,506	88,959
SeraCare Life Sciences, Inc.*	12,914	49,332
Valeant Pharmaceuticals International*	1,370	71,637

Total Pharmaceuticals, Biotechnology
& Life Sciences		346,391

Real Estate—0.1%
American Capital Agency Corp. (b)	428	11,308

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — continued
REVENUE SHARES NAVELLIER OVERALL A-100 FUND
JUNE 30, 2010

Investments	Shares	Value

Retailing—7.3%
Dress Barn, Inc.*	3,235	$77,026
DSW, Inc., Class A*	3,526	79,194
Ltd. Brands, Inc.	19,282	425,554
Select Comfort Corp.*	8,579	75,066
Ulta Salon Cosmetics & Fragrance, Inc.* 2,499		59,126
Winmark Corp.	1,302	43,578

Total Retailing		759,544

Semiconductors & Semiconductor Equipment—2.6%
Aixtron AG (a)	1,058	25,212
ARM Holdings PLC (a)	4,815	59,706
AXT, Inc.*	1,184	5,340
Cirrus Logic, Inc.*	753	11,905
Cree, Inc.*	876	52,586
Integrated Silicon Solution, Inc.*	5,309	40,030
Mellanox Technologies Ltd.*	1,606	35,172
Volterra Semiconductor Corp.*	1,906	43,952

Total Semiconductors &
Semiconductor Equipment		273,903

Software & Services—7.8%
Baidu, Inc.*(a)	1,202	81,832
Cognizant Technology Solutions
Corp., Class A*	2,646	132,459
IGate Corp.	916	11,743
Internet Initiative Japan, Inc. (a)	5,072	36,873
Infosys Technologies Ltd. (a)	2,995	179,430
Lml Payment Systems, Inc.*	18,389	36,778
Magic Software Enterprises Ltd.*	19,522	40,996
Patni Computer Systems Ltd. (a)	2,759	62,988
WebMD Health Corp., Class A*	1,111	51,584
Wipro Ltd. (a)	14,210	170,520

Total Software & Services		805,203

Technology Hardware & Equipment—16.2%
Acme Packet, Inc.*	2,386	64,136
Apple, Inc.*	2,859	719,124
Bell Microproducts, Inc.*	20,586	143,690
DDI Corp.	1,357	10,218
F5 Networks, Inc.*	914	62,673
Lexmark International, Inc., Class A*	5,607	185,199
Littelfuse, Inc.*	1,465	46,309
Measurement Specialties, Inc.*	3,676	50,361
NetApp, Inc.*	3,895	145,323
Power-One, Inc.*	3,579	24,158
SanDisk Corp.*	4,176	175,685
Tessco Technologies, Inc.	3,156	52,705

Total Technology Hardware
& Equipment		1,679,581

Telecommunication Services—1.0%
Nortel Inversora SA* (a)	5,638	107,291

Transportation—1.1%
Dollar Thrifty Automotive Group, Inc.*	1,827	77,849
Park-Ohio Holdings Corp.*	2,460	35,399

Total Transportation		113,248

Total Investments—99.8%
(Cost $9,944,237)		10,366,966

Other Assets in Excess of Liabilities—0.2%		21,141

Net Assets—100.0%		$10,388,107

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2010

	RevenueShares Large Cap Fund	RevenueShares Mid Cap Fund	RevenueShares Small Cap Fund	RevenueShares Financials Sector Fund	RevenueShares ADR Fund	RevenueShares Navellier Overall A-100 Fund

ASSETS:
Investments at value
(Note 2)	$138,680,022	$100,018,138	$109,305,100	$24,584,543	$47,654,936	$10,366,966
Cash	—	96,605	58,093	16,786	138,872	13,387
Receivables:
Expense reimbursement
due from Advisor	—	—	—	54	337	3,855
Dividends	162,133	81,128	72,409	16,003	192,629	19,888
Capital shares sold	1,958,226	—	—	—	—	—
Securities sold	152,646	2,869,615	3,171,517	—	3,022,132	4,687,074
Prepaid expenses	6,224	6,304	6,306	6,470	6,156	4,563

Total Assets	140,959,251	103,071,790	112,613,425	24,623,856	51,015,062	15,095,733

LIABILITIES:
Payables:
Cash overdraft	67,867	—	—	—	—	—
Investment securities
purchased	1,971,564	2,640,871	3,126,801	—	3,287,623	4,662,034
Advisory fees (Note 3)	14,087	13,409	16,628	—	—	—
Principal Financial
and Compliance
Officer fees	8,087	6,258	5,971	3,052	4,447	3,297
Trustee fees	3,635	2,990	2,973	408	1,467	360
Other accrued expenses	173,325	138,336	142,082	48,869	80,591	41,935

Total Liabilities	2,238,565	2,801,864	3,294,455	52,329	3,374,128	4,707,626

NET ASSETS	$138,720,686	$100,269,926	$109,318,970	$24,571,527	$47,640,934	$10,388,107

NET ASSETS CONSIST OF:
Paid-in capital	$149,855,116	$102,480,554	$111,290,389	$26,126,335	$54,367,843	$11,005,728
Undistributed net
investment income
(loss)	499,583	150,303	86,573	15,591	564,550	11,039
Accumulated net
realized gain (loss) on
investments	(4,033,550)	(1,426,145)	(2,111,418)	(143,547)	(1,071,076)	(1,051,389)
Net unrealized appreciation
(depreciation) on
investments	(7,600,463)	(934,786)	53,426	(1,426,852)	(6,220,383)	422,729

NET ASSETS	$138,720,686	$100,269,926	$109,318,970	$24,571,527	$47,640,934	$10,388,107

Shares outstanding
(unlimited number of
shares of beneficial
interest authorized,
without par value)	7,151,400	4,351,400	4,301,400	900,000	1,550,000	350,000
Net asset value, per share	$19.40	$23.04	$25.41	$27.30	$30.74	$29.68

Investments at cost	$146,280,485	$100,952,924	$109,251,674	$26,011,395	$53,875,319	$9,944,237

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS
YEAR ENDED JUNE 30, 2010

	RevenueShares Large Cap Fund	RevenueShares Mid Cap Fund	RevenueShares Small Cap Fund	RevenueShares Financials Sector Fund	RevenueShares ADR Fund	RevenueShares Navellier Overall A-100 Fund

INVESTMENT INCOME:
Dividend income	$1,990,666	$982,331	$634,769	$139,703	$1,276,084	$103,831
Foreign withholding tax	—	—	—	—	(106,904)	(2,520)

Total Income	1,990,666	982,331	634,769	139,703	1,169,180	101,311

EXPENSES:
Advisory fees (Note 3)	463,562	393,999	403,030	63,007	197,368	66,208
BNY Fund Services fees	218,749	174,099	184,240	30,330	78,447	28,131
Professional fees	68,634	43,398	42,187	26,690	30,394	26,312
Compliance fees	29,647	24,641	24,616	10,419	13,745	10,140
Principal Financial Officer fees	26,315	21,868	21,847	9,242	12,194	8,996
Printing and Postage	31,528	18,388	17,891	3,699	6,549	3,588
Trustees fees	9,238	7,520	7,646	1,313	2,922	1,193
Registration fees	5,835	5,313	6,094	1,352	2,910	152
Other expense	18,228	13,105	13,185	10,011	10,705	10,114

Total Expenses	871,736	702,331	720,736	156,063	355,234	154,834

Less expense waivers and
reimbursements (Note 3)	(366,969)	(276,812)	(285,464)	(87,455)	(194,050)	(88,626)

Net Expenses	504,767	425,519	435,272	68,608	161,184	66,208

Net Investment Income	1,485,899	556,812	199,497	71,095	1,007,996	35,103

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
investments	(1,497,987)	(339,090)	(1,189,643)	(80,423)	(913,490)	(779,716)
Net realized gain (loss) on
in-kind redemptions	7,990,317	7,286,156	8,098,501	1,223,120	1,531,726	1,653,539

Total net realized gain	6,492,330	6,947,066	6,908,858	1,142,697	618,236	873,823
Net change in unrealized
appreciation on
investments	(2,698,739)	(2,022,385)	(2,202,031)	(1,905,053)	(6,725,823)	56,346

Net realized and unrealized
gain on investments	3,793,591	4,924,681	4,706,827	(762,356)	(6,107,587)	930,169

Net Increase (Decrease) in
Net Assets Resulting From
Operations	$5,279,490	$5,481,493	$4,906,324	$(691,261)	$(5,099,591)	$965,272

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	RevenueShares Large Cap Fund		RevenueShares Mid Cap Fund		RevenueShares Small Cap Fund

	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2010	Year Ended June 30, 2009

OPERATIONS:
Net investment income	$1,485,899	$687,977	$556,812	$123,809	$199,497	$62,755
Net realized gain (loss) on
investments	6,492,330	(5,274,869)	6,947,066	(1,203,160)	6,908,858	(1,102,600)
Net change in unrealized
appreciation (depreciation)
on investments	(2,698,739)	(2,144,931)	(2,022,385)	1,320,689	(2,202,031)	2,604,691

Net increase (decrease) in
net assets resulting from
operations	5,279,490	(6,731,823)	5,481,493	241,338	4,906,324	1,564,846

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(1,170,367)	(510,754)	(447,496)	(85,012)	(135,857)	(47,294)
Realized gains	—	—	—	—	—	—

Total distributions to
shareholders	(1,170,367)	(510,754)	(447,496)	(85,012)	(135,857)	(47,294)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	105,841,236	52,727,371	84,452,205	27,160,779	93,864,879	25,879,509
Cost of shares redeemed	(24,462,877)	(24,299,946)	(19,382,638)	(2,019,587)	(21,415,558)	—

Net increase in net assets
resulting from shareholder
transactions	81,378,359	28,427,425	65,069,567	25,141,192	72,449,321	25,879,509

Increase in net assets	85,487,482	21,184,848	70,103,564	25,297,518	77,219,788	27,397,061

NET ASSETS:
Beginning of period	53,233,204	32,048,356	30,166,362	4,868,844	32,099,182	4,702,121

End of period	$138,720,686	$53,233,204	$100,269,926	$30,166,362	$109,318,970	$32,099,182

Undistributed net investment
income (loss) included in
net assets at end of period	$499,583	$185,246	$150,303	$40,987	$86,573	$22,934

CHANGES IN SHARES
OUTSTANDING:
Shares outstanding, beginning
of period	3,201,400	1,401,400 [1]	1,601,400	201,400 [1]	1,601,400	201,400	[1]
Shares sold	5,150,000	3,100,000 [1]	3,550,000	1,500,000 [1]	3,550,000	1,400,000	[1]
Shares redeemed	(1,200,000)	(1,300,000)[1]	(800,000)	(100,000)[1]	(850,000)	—	[1]

Shares outstanding, end
of period	7,151,400	3,201,400[1]	4,351,400	1,601,400[1]	4,301,400	1,601,400[1]

1 On November 6, 2008, there was a 2 for 1 stock split. Historical share amounts have been adjusted to reflect the 2 for 1 split on a retroactive basis.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS — concluded

	RevenueShares Financials Sector Fund		RevenueShares ADR Fund		RevenueShares Navellier Overall A-100 Fund

	Year Ended June 30, 2010	For the Period November 10, 2008* Through June 30, 2009	Year Ended June 30, 2010	For the Period November 18, 2008* Through June 30, 2009	Year Ended June 30, 2010	For the Period January 21, 2009* Through June 30, 2009

OPERATIONS:
Net investment income	$71,095	$28,942	$1,007,996	$75,491	$35,103	$10,646
Net realized gain (loss) on
investments	1,142,697	(64,950)	618,236	(32,367)	873,823	(85,310)
Net change in unrealized
appreciation (depreciation)
on investments	(1,905,053)	478,201	(6,725,823)	505,440	56,346	366,383

Net increase (decrease) in
net assets resulting from
operations	(691,261)	442,193	(5,099,591)	548,564	965,272	291,719

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(63,988)	(20,458)	(507,284)	(16,525)	(25,431)	(9,325)
Realized gains	—	—	(150,700)	—	(192,120)	—

Total distributions to
shareholders	(63,988)	(20,458)	(657,984)	(16,525)	(217,551)	(9,325)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	22,490,648	5,168,638	54,509,225	6,989,896	17,164,040	5,221,250
Cost of shares redeemed	(2,754,245)	—	(8,632,651)	—	(13,027,298)	—

Net increase in net assets
resulting from shareholder
transactions	19,736,403	5,168,638	45,876,574	6,989,896	4,136,742	5,221,250

Increase in net assets	18,981,154	5,590,373	40,118,999	7,521,935	4,884,463	5,503,644

NET ASSETS:
Beginning of period	5,590,373	—	7,521,935	—	5,503,644	—

End of period	$24,571,527	$5,590,373	$47,640,934	$7,521,935	$10,388,107	$5,503,644

Undistributed net investment
income (loss) included in
net assets at end of period	$15,591	$8,484	$564,550	$61,115	$11,039	$1,321

CHANGES IN SHARES
OUTSTANDING:
Shares outstanding, beginning
of period	250,000	—	250,000	—	200,000	—
Shares sold	750,000	250,000	1,550,000	250,000	550,000	200,000
Shares redeemed	(100,000)	—	(250,000)	—	(400,000)	—

Shares outstanding, end
of period	900,000	250,000	1,550,000	250,000	350,000	200,000

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

	RevenueShares Large Cap Fund			RevenueShares Mid Cap Fund

	Year Ended June 30, 2010	Year Ended June 30, 2009[2]	For the Period February 22, 2008[1] Through June 30, 2008[2]	Year Ended June 30, 2010	Year Ended June 30, 2009[2]	For the Period February 22, 2008[1] Through June 30, 2008[2]

Per Share Operating Performance:
Net asset value, beginning of period	$16.63	$22.87	$25.00	$18.84	$24.17	$25.00

Net investment income[3]	0.29	0.33	0.15	0.17	0.18	0.08
Net realized and unrealized gain (loss)
on investments	2.74	(6.34)	(2.23)	4.18	(5.36)	(0.84)

Total gain (loss) from investment
operations	3.03	(6.01)	(2.08)	4.35	(5.18)	(0.76)

Less Distributions from:
Net investment income	(0.26)	(0.23)	(0.05)	(0.15)	(0.15)	(0.07)
Realized gains	—	—	—	—	—	—

Total distributions	(0.26)	(0.23)	(0.05)	(0.15)	(0.15)	(0.07)

Net asset value, end of period	$19.40	$16.63	$22.87	$23.04	$18.84	$24.17

Total Return at Net Asset Value[4]	18.21%	(26.27)%	(8.31)%	23.07%	(21.39)%	(3.02)%
Total Return at Market Value[4]	17.99%	(26.52)%	(8.19)%	22.86%	(21.71)%	(2.44)%

Ratios/Supplemental Data:
Net assets, end of period
(000’s omitted)	$138,721	$53,233	$32,048	$100,270	$30,166	$4,869
Ratio to average net assets of:
Expenses, net of expense waivers
and reimbursements	0.49%	0.49%	0.49%[5]	0.54%	0.54%	0.54%[5]
Expenses, prior to expense waivers
and reimbursements	0.85%	1.89%	2.32%[5]	0.89%	2.02%	4.93%[5]
Net investment income, net of
waivers and reimbursements	1.44%	2.05%	1.87%[5]	0.71%	1.12%	0.89%[5]
Portfolio turnover rate[6]	6.72%	23.67%	0.88%	14.51%	35.25%	1.07%

[1]	Commencement of operations.
[2]	On November 6, 2008, there was a 2 for 1 stock split. Historical per share amounts have been adjusted to reflect the 2 for 1 split on a retroactive basis.
[3]	Based on average daily shares outstanding.
[4]

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

[5]	Annualized for periods less than one year.
[6]

Portfolio turnover rate is not annualized for periods less than one year and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS — continued

	RevenueShares Small Cap Fund			RevenueShares Financials Sector Fund

	Year Ended June 30, 2010	Year Ended June 30, 2009[2]	For the Period February 22, 2008[1] Through June 30, 2008[2]	Year Ended June 30, 2010	For the Period November 10, 2008[1] Through June 30, 2009

Per Share Operating Performance:
Net asset value, beginning of period	$20.04	$23.35	$25.00	$22.36	$25.00

Net investment income[3]	0.07	0.11	0.08	0.15	0.19
Net realized and unrealized gain (loss)
on investments	5.35	(3.32)	(1.67)	4.96	(2.69)

Total gain (loss) from investment operations	5.42	(3.21)	(1.59)	5.11	(2.50)

Less Distributions from:
Net investment income	(0.05)	(0.10)	(0.06)	(0.17)	(0.14)
Realized gains	—	—	—	—	—

Total distributions	(0.05)	(0.10)	(0.06)	(0.17)	(0.14)

Net asset value, end of period	$25.41	$20.04	$23.35	$27.30	$22.36

Total Return at Net Asset Value[4]	27.07%	(13.67)%	(6.36)%	22.87%	(9.87)%
Total Return at Market Value[4]	26.88%	(13.67)%	(6.10)%	23.00%	(10.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$109,319	$32,099	$4,702	$24,572	$5,590
Ratio to average net assets of:
Expenses, net of expense waivers
and reimbursements	0.54%	0.54%	0.54%[5]	0.49%	0.49%[5]
Expenses, prior to expense waivers
and reimbursements	0.89%	2.20%	5.03%[5]	1.11%	3.14%[5]
Net investment income, net of waivers
and reimbursements	0.25%	0.62%	0.85%[5]	0.51%	1.60%[5]
Portfolio turnover rate[6]	16.33%	32.38%	6.44%	1.76%	19.26%

[1]	Commencement of operations.
[2]	On November 6, 2008, there was a 2 for 1 stock split. Historical per share amounts have been adjusted to reflect the 2 for 1 split on a retroactive basis.
[3]	Based on average daily shares outstanding.
[4]

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

5	Annualized for periods less than one year.
[6]

Portfolio turnover rate is not annualized for periods less than one year and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS — concluded

	RevenueShares ADR Fund		RevenueShares Navellier Overall A-100 Fund

	Year Ended June 30, 2010	For the Period November 18, 2008[1] Through June 30, 2009	Year Ended June 30, 2010	For the Period January 21, 2009[1] Through June 30, 2009

Per Share Operating Performance:
Net asset value, beginning of period	$30.09	$25.00	$27.52	$25.00

Net investment income[2]	1.07	0.58	0.10	0.09
Net realized and unrealized gain (loss) on investments	0.40	4.68	2.61	2.52

Total gain (loss) from investment operations	1.47	5.26	2.71	2.61

Less Distributions from:
Net investment income	(0.68)	(0.17)	(0.07)	(0.09)
Realized gains	(0.14)	—	(0.48)	—

Total distributions	(0.82)	(0.17)	(0.55)	(0.09)

Net asset value, end of period	$30.74	$30.09	$29.68	$27.52

Total Return at Net Asset Value[3]	4.64%	21.15%	9.70%	10.48%
Total Return at Market Value[3]	4.55%	21.18%	9.81%	10.69%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$47,641	$7,522	$10,388	$5,504
Ratio to average net assets of:
Expenses, net of expense waivers and
reimbursements	0.49%	0.49%[4]	0.60%	0.60%[4]
Expenses, prior to expense waivers and
reimbursements	1.08%	3.52%[4]	1.40%	3.72%[4]
Net investment income, net of waivers and
reimbursements	3.06%	3.79%[4]	0.32%	0.81%[4]
Portfolio turnover rate[5]	45.80%	82.02%	182.12%	32.48%

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

[4]	Annualized for periods less than one year.
[5]

Portfolio turnover rate is not annualized for periods less than one year and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZ ATION

The RevenueShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which is currently comprised of six active funds (collectively, the “Funds” and each individually a “Fund”). The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund are diversified funds under the Act, the RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund are not diversified. Operations commenced on February 22, 2008 for the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund, November 10, 2008 for the RevenueShares Financials Sector Fund, November 18, 2008 for the RevenueShares ADR Fund and January 21, 2009 for the RevenueShares Navellier Overall A-100 Fund.

The objective of the Funds (RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, and RevenueShares Navellier Overall A-100 Fund) is to outperform the total return performance of the Fund’s corresponding benchmark (Standard & Poor’s (“S&P”) 500 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, S&P 500 Financials Index, S&P ADR Index, and the Navellier Overall A-100 Index, respectively).

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. In June 2009, the Financial Accounting Standards Board (“FASB”) announced that effective for financial statements issued for interim and annual periods ending after September 15, 2009, FASB Accounting Standards CodificationTM (“Codification”) will become the source of authoritative U.S. accounting and reporting standards for nongovernmental entities, in addition to guidance issued by the Securities and Exchange Commission. All guidance contained in the Codification carries an equal level of authority. The Codification supersedes all previous non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification is now non-authoritative. The following summarizes the significant accounting policies of the Funds:

Investment Valuation — Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”).

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon Corp. calculates each Fund’s NAV at the close of the regular trading session on the NYSE, ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open.

Investment Transactions — Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Distribution to Shareholders — Each Fund shareholder is entitled to their share of a Fund’s income and net realized gains on investments. Each Fund pays out substantially all of its net earnings to its shareholders as “distributions.” Income dividends, if any, are generally distributed to shareholders quarterly. Net capital gains are distributed at least annually.

Investment Income — Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses — Expenses of the Trust which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

NOTES TO FINANCIAL STATEMENTS — continued

3. ADVISORY FEES, SERVICING FEES AND OTHER FEES AND EXPENSES

VTL Associates, LLC (the “Adviser”) has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Board. For the services it provides to the Funds, the Adviser receives an advisory fee.

The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund pay the Adviser an annualized fee of 0.45%, 0.50%, 0.50%, 0.45%, 0.60% and 0.60% respectively, based upon each Fund’s daily net assets.

The Trust and the Adviser have entered into a written fee waiver and expense reimbursement agreement pursuant to which the Adviser has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the net annual fund operating expenses for the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, and RevenueShares Navellier Overall A-100 Fund from exceeding 0.49%, 0.54%, 0.54%, 0.49%, 0.49% and 0.60%, respectively, based upon each Fund’s daily net assets. Amounts waived and/or reimbursed pursuant to this agreement are not subject to subsequent recapture by the Adviser. This agreement will remain in effect and will be contractually binding until October 31, 2011, after which it may be terminated or revised.

For the period ended June 30, 2010, the Adviser waived and reimbursed the following fees:

Fund	Fees Waived and Reimbursed

RevenueShares Large Cap Fund	$364,137
RevenueShares Mid Cap Fund	274,793
RevenueShares Small Cap Fund	283,308
RevenueShares Financials Sector Fund	87,082
RevenueShares ADR Fund	193,442
RevenueShares Navellier Overall A-100 Fund	88,272

Effective February 12, 2010, Index Management Solutions, LLC (the “Sub-Adviser”), an affiliate of the adviser, replaced Mellon Capital Management Corp. as the Funds’ sub-adviser. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser will be responsible for the day-to-day management of the Funds, subject to the supervision of the Adviser and the Board. In this regard, the Sub-Adviser will be responsible for implementing the investment strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Adviser and Sub-Adviser from time to time. Out of the advisory fee, the Adviser pays all fees and expenses of the Sub-Adviser.

The Bank of New York Mellon Corp. serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Distribution — Foreside Fund Services, LLC serves as the Funds’ distributor (the “Distributor”). The Trust has adopted a distribution and services plan (“12b-1”) pursuant to rule 12b-1 under the 1940 Act. Each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of the average daily net assets for distribution related activities. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

Other Service Providers

Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides an Anti-Money Laundering Officer and Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer to the Funds.

Neither the Distributor, FCS, FMS nor any of their officers or employees who serve as an officer of the Funds, has any role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds. Certain officers or employees of FCS and FMS are also officers of the Trust. FCS and FMS have agreed to waive 10% of their fees when aggregate net assets of the Trust are under $300,000,000 or until December 31, 2010.

NOTES TO FINANCIAL STATEMENTS — continued

For the period ended June 30, 2010, FCS and FMS waived the following fees:

Fund	Fees Waived by FCS	Fees Waived by FMS

RevenueShares Large Cap Fund	$1,488	$1,344
RevenueShares Mid Cap Fund	1,061	958
RevenueShares Small Cap Fund	1,133	1,023
RevenueShares Financials Sector Fund	196	177
RevenueShares ADR Fund	320	288
RevenueShares Navellier Overall A-100 Fund	186	168

Licensing Fee Agreements — The Adviser has entered into a licensing agreement for each Fund with RevenueShares Investor Services. The trademarks are owned by the Licensor. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

4. CREATION AND REDEMPTION TRANSACTIONS

As of June 30, 2010, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Retail investors may only purchase and sell Fund shares at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.

Each Fund issues and redeems shares at NAV, only in large blocks typically consisting of 50,000 shares or more (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

The Board authorized a two-for-one stock split for the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund, effective November 6, 2008, for the shareholders of record on November 3, 2008. The impact of the stock split was to increase the number of shares outstanding by a factor of two, while decreasing the net asset value per share by a factor of two, resulting in no effect to total net assets of the Funds. The financial statements for the Funds have been adjusted to reflect the stock split.

5. FAIR VALUE MEASUREMENT

The authoritative guidance for fair value measurements and disclosures, Codification Topic 820 (formerly FAS 157) establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)

Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

NOTES TO FINANCIAL STATEMENTS — continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of June 30, 2010 in valuing the Funds’ assets carried at fair value:

	Quoted Prices in Active Markets (Level 1)		Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Fund	Common Stock	Preferred Stock

RevenueShares Large Cap Fund	$138,680,022	$ —	$ —	$ —	$138,680,022
RevenueShares Mid Cap Fund	100,018,138	—	—	—	100,018,138
RevenueShares Small Cap Fund	109,302,742	—	2,358	—	109,305,100
RevenueShares Financials
Sector Fund	24,584,543	—	—	—	24,584,543
RevenueShares ADR Fund	47,323,054	331,882	—	—	47,654,936
RevenueShares Navellier
Overall A-100 Fund	10,366,966	—	—	—	10,366,966

For the year ended June 30, 2010, the Funds did not hold any Level 3 securities. Please refer to the Schedule of Investments to view equity securities segregated by industry type.

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires new disclosure regarding transfers into and out of Levels 1 and 2 effective for interim and annual periods beginning after December 15, 2009. The Funds disclose significant transfers between levels based on valuations at the end of the reporting period. For the period ended June 30, 2010, there were no material transfers between Levels 1 and 2. ASU 2010-06 will also require additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010. Management is currently evaluating the effect that this additional requirement will have on the Funds’ financial statements.

6. INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the period ended June 30, 2010 were as follows:

Fund	Purchases	Sales

RevenueShares Large Cap Fund	$18,491,059	$6,805,453
RevenueShares Mid Cap Fund	23,691,288	11,180,085
RevenueShares Small Cap Fund	25,673,365	12,898,718
RevenueShares Financials Sector Fund	2,950,929	248,451
RevenueShares ADR Fund	18,648,475	14,868,705
RevenueShares Navellier Overall A-100 Fund	28,197,739	19,652,109

For the period ended June 30, 2010, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales

RevenueShares Large Cap Fund	$94,411,285	$24,232,857
RevenueShares Mid Cap Fund	70,944,306	18,444,803
RevenueShares Small Cap Fund	79,966,592	20,265,909
RevenueShares Financials Sector Fund	19,734,390	2,690,714
RevenueShares ADR Fund	50,618,317	8,092,244
RevenueShares Navellier Overall A-100 Fund	7,319,012	11,920,442

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

NOTES TO FINANCIAL STATEMENTS — continued

7. TRUSTEE’S FEES

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The interested Trustee does not receive any Trustees’ fees.

8. FEDERAL INCOME TAX

The Funds intend to continue to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986 as amended (the “Internal Revenue Code”). If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders.

At June 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

RevenueShares Large Cap Fund	$147,992,028	$3,600,486	$(12,912,492)	$(9,312,006)
RevenueShares Mid Cap Fund	101,415,253	5,286,640	(6,683,755)	(1,397,115)
RevenueShares SmallCap Fund	109,582,134	7,657,086	(7,934,120)	(277,034)
RevenueShares Financials Sector Fund	26,024,495	398,292	(1,838,244)	(1,439,952)
RevenueShares ADR Fund	54,851,279	496,859	(7,693,202)	(7,196,343)
RevenueShares Navellier Overall A-100 Fund	9,946,984	632,653	(212,671)	419,982

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark to market of unrealized gains on passive foreign investment companies. At June 30, 2010, the components of accumulated earnings/loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings/ (Losses)

RevenueShares Large Cap Fund	$499,583	$(2,322,007)	$(9,312,006)	$(11,134,430)
RevenueShares Mid Cap Fund	150,303	(963,816)	(1,397,115)	(2,210,628)
RevenueShares SmallCap Fund	86,573	(1,780,958)	(277,034)	(1,971,419)
RevenueShares Financials Sector Fund	15,591	(130,447)	(1,439,952)	(1,554,808)
RevenueShares ADR Fund	567,402	(97,968)	(7,196,343)	(6,726,909)
RevenueShares Navellier Overall A-100 Fund	11,039	(1,048,642)	419,982	(617,621)

The tax character of distributions paid during the period ended June 30, 2010 were as follows:

Fund	Distributions Paid From Ordinary Income	Distributions Paid From Long Term Capital Gain

RevenueShares Large Cap Fund	$1,170,367	$ —
RevenueShares Mid Cap Fund	447,496	—
RevenueShares Small Cap Fund	135,857	—
RevenueShares Financials Sector Fund	63,988	—
RevenueShares ADR Fund	657,984	—
RevenueShares Navellier Overall A-100 Fund	217,551	—

NOTES TO FINANCIAL STATEMENTS — continued

At June 30, 2010, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the period ended June 30, 2010, the RevenueShares Navellier Overall A-100 Fund utilized capital loss carryforwards of $84,807.

Fund	Capital Loss Available Through 2016	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Total

RevenueShares Large Cap Fund	$26,666	$386,347	$1,675,893	$2,088,906
RevenueShares Mid Cap Fund	3,042	—	812,268	815,310
RevenueShares SmallCap Fund	—	48,718	710,918	759,636
RevenueShares Financials Sector Fund	—	52,317	21,626	73,943

Post-October losses represent losses realized on investment transactions from November 1, 2009 through June 30, 2010, that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year. During the period ended June 30, 2010, the Funds incurred and will elect to defer net capital losses as follows:

Fund	Post-October Capital Losses

RevenueShares Large Cap Fund	$ 233,101
RevenueShares Mid Cap Fund	148,506
RevenueShares Small Cap Fund	1,021,322
RevenueShares Financials Sector Fund	56,504
RevenueShares ADR Fund	97,968
RevenueShares Navellier Overall A-100 Fund	1,048,642

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of redemptions in kind. Results of operations and net assets were not affected by these reclassifications. At June 30, 2010, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss) on Investments	Paid-in- Capital

RevenueShares Large Cap Fund	$(1,195)	$(7,472,132)	$7,473,327
RevenueShares Mid Cap Fund	—	(7,148,954)	7,148,954
RevenueShares Small Cap Fund	(1)	(7,917,280)	7,917,281
RevenueShares Financials Sector Fund	—	(1,221,294)	1,221,294
RevenueShares ADR Fund	2,723	(1,504,150)	1,501,427
RevenueShares Navellier Overall A-100 Fund	46	(1,647,782)	1,647,736

Financial reporting rules prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Fund will recognize expenses accrued related to unrecognized interest expense and penalties in “Other” expense on the Statement of Operations. Management has determined that there is no impact resulting from the application of this interpretation to the Funds’ financial statements.

Financial reporting rules require management of the Funds to analyze all open tax years, fiscal years 2008-2010, as defined by IRS statute of limitations, for all major jurisdictions, including Federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2010, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

NOTES TO FINANCIAL STATEMENTS — continued

9. RISKS

Concentration Risk

The RevenueShares Financials Sector Fund and the RevenueShares ADR Fund may be adversely affected by the performance of the securities in a particular industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry.

Non-Diversification Risk

Each of the RevenueShares Financials Sector, RevenueShares ADR and RevenueShares Navellier Overall A-100 Funds are non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on a Fund’s Share price. Each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code in order to avoid liability for Federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of a Fund.

Financial Sector Risk

Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition and adversely affected by natural disasters. Adverse economic, business or political developments affecting real estate could have a major effect on the value of real estate securities (which include REITs).

ADR Risk

The RevenueShares ADR Fund holds the securities of foreign companies in the form of ADRs, global shares or, in the case of Canadian equities, ordinary shares. Global shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S and are represented by the same share certificate in both the U.S. and the home market. Global shares may also be eligible to list on exchanges in addition to the United States and home country. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs are designed for use in the U.S. securities markets. Separate registrars in the United States and home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. Registrar.

The underlying securities of the ADRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. Global shares may trade in their home market in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the ADR or global shares and, therefore, the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

In addition, although the ADRs, global shares and ordinary shares in which the Fund invests are listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. The price at which the Fund’s securities may be sold and the value of the Fund’s Shares will be adversely affected if trading markets for the securities are limited or absent or if bid/ask spreads are wide.

Foreign Market Risk

Since global shares and the underlying securities of ADRs in the RevenueShares ADR Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the ADRs representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares of the Fund.

NOTES TO FINANCIAL STATEMENTS — concluded

10. SUBSEQUENT EVENTS

On July 1, 2010, the Funds declared quarterly income dividends with an ex-date of July 2, 2010 and payable date of July 9, 2010. The income dividend per share for each Fund was as follows:

Fund	Income Dividend Per Share

RevenueShares Large Cap Fund	$0.07000
RevenueShares Mid Cap Fund	0.03524
RevenueShares Small Cap Fund	0.02015
RevenueShares Financials Sector Fund	0.01795
RevenueShares ADR Fund	0.36020
RevenueShares Navellier Overall A-100 Fund	0.03127

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that, except as set forth above, there are no material events that would require disclosure in the Funds’ financial statements through this date.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
RevenueShares ETF Trust

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of the RevenueShares ETF Trust (comprising, respectively, the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, and RevenueShares Navellier Overall A-100 Fund (the “Funds”)) as of June 30, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting RevenueShares ETF Trust at June 30, 2010, the results of their operations for the year then ended, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
August 30, 2010

BOARD APPROVAL OF INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENTS (UNAUDITED)

Advisory Agreement

At the November 18, 2009 Board of Trustees (the “Board”) meeting (the “November 2009 Meeting”), the Board, including those Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), approved VTL Associates, LLC (the “Adviser”) to continue to serve as investment adviser to each Fund and approved the continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Adviser and the Trust with respect to each Fund, upon the same terms and conditions set forth therein, for the period January 25, 2010 until January 24, 2011. In connection with considering approval of the Investment Advisory Agreement, the Independent Trustees met in executive session with independent counsel, who provided assistance and advice. In approving the continuation of the Investment Advisory Agreement, the Independent Trustees concluded that the advisory fee rate and total expense ratio were reasonable in relation to the services provided by the Adviser to each Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Independent Trustees also found the investment advisory fee to be reasonable in comparison to the fees charged by advisers to other comparable exchange-traded funds (“ETFs”) of similar anticipated size. As a result, the Independent Trustees concluded that the continuation of the Investment Advisory Agreement was in the best interests of each Fund.

In considering whether to approve the continuation of the Adviser as investment adviser for an additional year, the Independent Trustees reviewed the materials distributed in advance of, and supplementally at, the November 2009 Meeting, which contained detailed information about the Adviser and the Funds, including: (i) a copy of the Investment Advisory Agreement, including all amendments, with respect to Adviser’s management of the assets of the Funds; (ii) information describing the nature, quality and extent of the services that Adviser provides to the Funds, and the fees that Adviser charges to the Funds; (iii) information concerning Adviser’s business and operations, portfolio management team and compliance program; (iv) a copy of Adviser’s current Form ADV; and (v) a memorandum from Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”), counsel to the Trust and the Adviser, on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Independent Trustees also considered the information presented at Board meetings throughout the year and data compiled by Lipper Inc. (“Lipper”), an independent third-party analyst, which compared the advisory fees, expenses and performance of the Funds with fees, expenses and performance of other ETFs with similar investment objectives and policies.

The Independent Trustees focused on and analyzed the factors that the Independent Trustees deemed relevant, including: the nature, quality, and extent of the services provided to each Fund by the Adviser; the personnel and operations of the Adviser; each Fund’s expense levels; the investment performance of the Funds that had commenced operations (RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund) (the “Operating Funds”); profitability to the Adviser under the Investment Advisory Agreement; and any “fall-out” benefits to the Adviser (i.e., the ancillary benefits realized due to a relationship with the Trust). The Independent Trustees also considered the nature, quality, and extent of the non-advisory services to be provided to each Fund by the Adviser. In particular, the Independent Trustees considered and discussed the following with respect to each Fund. No single factor was determinative to the decision of the Board.

The nature, extent, and quality of services provided to each Fund by the Adviser. The Independent Trustees reviewed the services that the Adviser provided to each Fund. In connection with the investment advisory services provided to each Fund, the Independent Trustees noted the responsibilities that the Adviser would have as the Funds’ investment adviser, including overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, ultimate responsibility, subject to oversight by the Board, for oversight of the Trust’s sub-adviser, responsibility for daily monitoring of tracking error and quarterly reporting to the Board, and the implementation of Board directives as they relate to the Funds.

The Independent Trustees reviewed the Adviser’s experience, resources, and strengths in managing the Funds. Based on their consideration and review of the foregoing information, the Independent Trustees determined that each Fund was likely to benefit from the nature, quality, and extent of these services, as well as the Adviser’s ability to render such services based on its experience, operations and resources.

Comparison of services provided and fees charged by the Adviser and other investment advisers to similar clients, and the cost of the services provided and profits realized by the Adviser from the relationship with the Funds. The Independent Trustees then compared both the services rendered and the fees paid pursuant to the Investment Advisory Agreement, and to contracts of other investment advisers with respect to similar open-end registered investment companies. In particular, the Independent Trustees compared each Fund’s advisory fees and expense ratios to other investment companies considered to be in that Fund’s peer group. The Independent Trustees noted that the Adviser has entered into an expense limitation agreement whereby the Adviser reimburses expenses and/or waives fees to keep the

BOARD APPROVAL OF INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENTS (UNAUDITED) — continued

expenses of each of the RevenueShares Large Cap Fund, RevenueShares Financials Sector Fund, RevenueShares Consumer Discretionary Sector Fund*, RevenueShares Consumer Staples Sector Fund*, RevenueShares Energy Sector Fund*, RevenueShares Health Care Sector Fund*, RevenueShares Industrials Sector Fund*, RevenueShares Information Technology Sector Fund*, RevenueShares Materials Sector Fund*, RevenueShares Utilities Sector Fund* and RevenueShares ADR Fund from exceeding 0.49% of average daily net assets; each of the RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund from exceeding 0.54% of average daily net assets; and the RevenueShares Navellier Overall A-100 from exceeding 0.60% of average daily net assets.

After comparing each Fund’s fees with those of other funds in each Fund’s peer group, and in light of the nature, quality, and extent of the services proposed to be provided by the Adviser and the costs expected to be incurred by the Adviser in rendering those services, the Independent Trustees concluded that the level of fees paid to the Adviser with respect to each Fund were fair and reasonable.

The Adviser’s profitability and the extent to which economies of scale would be realized as each Fund grows and whether fee levels would reflect such economies of scale. The Independent Trustees discussed potential economies of scale. The Independent Trustees discussed with representatives of the Adviser the costs and profitability of the Adviser in connection with its serving as investment adviser to each Fund, including operational costs.

Investment performance of the Funds. The Independent Trustees considered the investment performance of the Operating Funds. In particular, the Independent Trustees considered the investment performance of the Operating Funds relative to their stated objectives and the Adviser’s success in reaching such goals. The Independent Trustees also considered each Operating Fund’s investment performance compared to: (i) the average of the Fund’s peer group, (ii) the broad-based index that each Fund uses for comparison in its prospectus and shareholder reports, and (iii) its corresponding revenue-weighted index. It was noted that tracking error was monitored daily by the Adviser and each Fund’s tracking error was within the tolerances set by the Adviser.

Expenses. The Independent Trustees considered each Fund’s overall net and total expense ratio compared to the overall net and total expense ratios of other ETFs considered to be in the Fund’s peer group.

The Funds listed above with an asterisk (*) have not yet commenced operations as of the date of this report.

BOARD APPROVAL OF INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENTS (UNAUDITED) — concluded

Sub-Advisory Agreement

At the January 13, 2010 Board meeting (the “January 2010 Meeting”), the Board, including the Independent Trustees, unanimously approved the appointment of Index Management Solutions, LLC (the “Sub-Adviser”), which is a wholly-owned subsidiary of the Adviser, as a sub-adviser to each of the Funds and approved the related sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and the Sub-Adviser, including the compensation payable under the Sub-Advisory Agreement. In connection with considering the approval of the Sub-Advisory Agreement, the Independent Trustees met in executive session with independent counsel, who helped evaluate the Sub-Advisory Agreement. In approving the Sub-Advisory Agreement, the Independent Trustees concluded that the proposed sub-advisory fee rates were reasonable in relation to the services to be provided by the Sub-Adviser to each Fund, as well as the costs to be incurred and the benefits to be gained by the Sub-Adviser in providing such services. As a result, the Independent Trustees concluded that the approval of the Sub-Advisory Agreement with the Sub-Adviser was in the best interests of each Fund.

In considering the approval of the Sub-Advisory Agreement, the Independent Trustees reviewed the materials provided for the January 2010 Meeting by the Sub-Adviser, including: (i) a copy of the Sub-Advisory Agreement; (ii) information describing the nature, quality, and extent of the services that the Sub-Adviser will provide to the Funds, and the fees that the Sub-Adviser will charge for such services; (iii) information concerning the business and operations, portfolio management team and compliance program of the Sub-Adviser; (iv) a copy of the current Form ADV for the Sub-Adviser; and (v) a memorandum from Stradley Ronon on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Independent Trustees also considered presentations made by, and discussion held with, representatives of the Sub-Adviser. In addition, the Independent Trustees received data compiled by Lipper, which compared the investment advisory fees and total expense ratios of each Fund that had commenced operations to the investment advisory fees and total expense ratios of a group of other funds selected by Lipper as its appropriate expense group.

During their review of this information, the Independent Trustees focused on and analyzed the factors that the Independent Trustees deemed relevant, including: the nature, quality, and extent of the services to be provided to each Fund by the Sub-Adviser; the personnel and operations of the Sub-Adviser; each Fund’s expense levels; the anticipated profitability, if any, to the Sub-Adviser under the Sub-Advisory Agreement; any “fall-out” benefits to the Sub-Adviser; the effect of asset growth on each Fund’s expenses; and possible conflicts of interest. In particular, the Independent Trustees considered and discussed the following with respect to each Fund. No single factor was determinative to the decision of the Board.

The nature, extent, and quality of services to be provided to each Fund by the Sub-Adviser. The Independent Trustees reviewed the services that the Sub-Adviser would provide to each Fund. In connection with the sub-advisory services to be provided to each Fund, the Independent Trustees noted the significant responsibilities that the Sub-Adviser would have as the Funds’ sub-adviser, including supervision of the investment management program of each Fund, management of the day-to-day investment and reinvestment of the assets of each Fund, determining daily baskets of deposit securities and cash components, making determinations with respect to alternative cash management vehicles and securities lending collateral investments, and oversight of general portfolio compliance with relevant law.

Based on their consideration and review of the foregoing information, the Independent Trustees determined that each Fund was likely to benefit from the nature, quality, and extent of these services, as well as the ability of the Sub-Adviser and its personnel to render such services based on their experience, operations and resources.

Comparison of services provided and fees charged to the Funds with those that other investment advisers provide and charge to similar clients, and the cost of the services to be provided and profits to be realized by the Sub-Adviser from the relationship with the Funds. The Independent Trustees then compared both the services to be rendered and proposed fees to be paid for advisory services to those of other investment advisers of similar ETFs. In particular, the Independent Trustees noted that the sub-advisory fees would be paid entirely by the Adviser. The Independent Trustees then compared the advisory fees and expense ratios of operations of each Fund that had commenced operations to other ETFs considered to be in such Fund’s peer group. The Board noted that each Fund’s management fees and expenses (after giving effect to the proposed fee waiver and expense limitation arrangements) were at the top of the range of such Fund’s peer group.

The Independent Trustees noted the Adviser’s commitment to continue to limit each Fund’s expenses through a contractual written fee waiver and expense reimbursement agreement with the Trust. After comparing each Fund’s fees with those of other funds in each Fund’s peer group, and in light of the nature, quality, and extent of the services proposed to be provided by the Sub-Adviser and the costs expected to be incurred by the Sub-Adviser in rendering those services, the Independent Trustees concluded that the level of fees proposed to be paid to the Sub-Adviser with respect to each Fund were fair and reasonable.

TRUSTEES AND OFFICERS OF THE REVENUESHARES ETF TRUST
(UNAUDITED)

Independent Trustees
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Directorships Held by Trustee

Vincent DiStefano	Trustee	Since 2006	Orthopedic Surgeon since	6	None
One Commerce Square			1970.
2005 Market Street,
Suite 2020
Philadelphia, PA 19103
Year of Birth: 1938

Lawrence A. Goldberg	Trustee	Since 2006	Attorney since 1967.	6	None
One Commerce Square
2005 Market Street,
Suite 2020
Philadelphia, PA 19103
Year of Birth: 1940

James C. McAuliffe	Trustee	Since 2006	Retired. Police Officer from	6	None
One Commerce Square			1971 to 2004.
2005 Market Street,
Suite 2020
Philadelphia, PA 19103
Year of Birth: 1951

Christian W. Myers, III	Trustee	Since 2006	Firefighter from 1976 to	6	None
One Commerce Square			present.
2005 Market Street,
Suite 2020
Philadelphia, PA 19103
Year of Birth: 1952

John J. Kolodziej	Trustee	Since 2007	Director of Finance, St.	6	None
One Commerce Square			Francis Medical Center,
2005 Market Street,			from 2002 to 2009.
Suite 2020
Philadelphia, PA 19103
Year of Birth: 1956

Interested Trustee

Vincent T. Lowry[3]	Chairman	Since 2006	Chief Executive Officer,	6	None
One Commerce Square	and Trustee;		VTL, from 2004 to present;
2005 Market Street,	President		Managing Director, Smith
Suite 2020			Barney, Inc. from 1984 to
Philadelphia, PA 19103			2004.
Year of Birth: 1951

[1]	Each Trustee holds office for an indefinite term.
[2]	The “Fund Complex” consists of the Trust, which consists of six Funds.
[3]	Mr. Lowry is considered to be an “interested person” of the Trust as defined in the 1940 Act, due to his relationship with VTL Associates, LLC, the Funds’ investment adviser.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

TRUSTEES AND OFFICERS OF THE REVENUESHARES ETF TRUST
(UNAUDITED) — concluded

Officers

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years

Charles S. Todd[2]	Treasurer	Since 2010	Director, Foreside Management Services, LLC from
Three Canal Plaza,			December 2008 to present; Vice President within the
Suite 100			Fund Administration Department of J.P. Morgan Investor
Portland, ME 04101			Services Co., formerly serving as Assistant Vice President
Year of Birth: 1971			from June 2000 to December 2008.

Patrick J. Keniston[2]	Chief	Since 2009	Director, Foreside Compliance Services, LLC, since
Three Canal Plaza,	Compliance		October 2008; Vice President, Citi Fund Services Ohio,
Suite 100	Officer		Inc. from 2005 to 2008; Attorney, Citigroup Global
Portland, ME 04101			Transaction Services from 2001 to 2005.
Year of Birth: 1964

Jennifer Folgia	Secretary	Since 2006	Operations Manager, VTL, from 2004 to present; Sales
One Commerce Square			Assistant, Smith Barney, Inc., from 1994 to 2004.
2005 Market Street,
Suite 2020
Philadelphia, PA 19103
Year of Birth: 1973

[1]	Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.
[2]	Mr. Todd and Mr. Keniston are affiliated persons of Foreside Financial Group, LLC, the principal underwriter to the Funds.

The Funds’ Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

SUPPLEMENTAL INFORMATION
(UNAUDITED)

Proxy Voting Policies, Procedures and Record

A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge upon request, by calling (877)738-8870. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The RevenueShares ETF Trust files its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q. Copies of the filings are available on SEC’s website at http://www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to the following email box address: <publicinfo@sec.gov>.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Funds’ website at http://www.revenuesharesetfs.com.

Federal Tax Status of Dividends Declared during the Tax Year

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

For Federal income tax purposes, dividends and short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction (“DRD”), and the individual qualified dividend rate (“QDI”) is presented below:

	QDI	DRD

RevenueShares Large Cap Fund	100.00%	100.00%
RevenueShares Mid Cap Fund	100.00	100.00
RevenueShares Small Cap Fund	100.00	99.97
RevenueShares Financials Sector Fund	100.00	100.00
RevenueShares ADR Fund	91.40	0.06
RevenueShares Navellier Overall A-100 Fund	36.41	18.94

RevenueShares ADR Fund in accordance with Section 853 of the Internal Revenue Code intends to elect to pass through to its shareholders the credit for taxes paid in foreign countries during its fiscal year ended June 30, 2010. In accordance with the current tax laws, the foreign income and foreign tax Per share (for a share outstanding as of June 30, 2010) is as follows:

	Foreign Dividend	Foreign Taxes

Dollar Amount	$1,169,180	$5,652

Investment Adviser	Sub-Adviser

VTL Associates, LLC	Index Management Solutions, LLC
One Commerce Square	One Commerce Square
2005 Market Street, Suite 2020	2005 Market Street, Suite 2020
Philadelphia, Pennsylvania 19103	Philadelphia, Pennsylvania 19103

Distributor	Transfer Agent

Foreside Fund Services, LLC	The Bank of New York Mellon
Three Canal Plaza, Suite 100	101 Barclay Street
Portland, Maine 04101	New York, New York 10286
www.foreside.com

Independent Registered Public Accounting Firm
Custodian
Ernst & Young, LLP
The Bank of New York Mellon	Two Commerce Square
101 Barclay Street	2001 Market Street, Suite 4000
New York, New York 10286	Philadelphia, Pennsylvania 19103

Legal Counsel

Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103

RevenueShares™ ETF Trust
One Commerce Square, 2005 Market Street, Suite 2020
Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of each Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

Item 2. Code of Ethics.

a). The Registrant has adopted a code of ethics that applies to the Registrant’s Principal Executive Officer, Principal Financial Officer or persons performing similar functions.

b). There have not been any changes to the Code of Ethics.

c). Not applicable.

d). During the period, Registrant granted no waivers from the provisions of its code of ethics that applies to the Registrant's Principal Executive Officer, Principal Financial Officer or persons performing similar functions.

e). Not applicable.

f). Attached.

Item 3. Audit Committee Financial Expert.

a). The Registrant’s Board of Trustees has one audit committee financial expert serving on its audit committee, an “independent” Trustee, John J. Kolodziej. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

a). Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:

2010: $ 114,000
2009: $ 82,000

b). Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item are as follows:

2010: $ 0
2009: $ 0

c). Tax Fees, the aggregate fees billed in each of the previous last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

2010: $ 18,000
2009: $ 18,000

d). All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

2010: $ 0
2009: $ 0

e) Audit Committee Pre-Approval Policies and Procedures.

     (i) Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

     (ii) 100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f) No response required.

(g) The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Funds, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Funds for the last two fiscal years is as follows:

2010: $ 18,000
2009: $ 18,000

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a designated Audit Committee in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934 (the “Exchange Act”) and all independent Trustees are members of such committee.

(b) Not applicable.

Item 6. Schedule of Investments.

(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)

There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls during the second fiscal quarter of the period covered by this report.

Item 12. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached.

(b) Separate certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: RevenueShares ETF Trust

By: /s/ Vincent T. Lowry

Vincent T. Lowry, Chief Executive Officer

Date: August 30, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: RevenueShares ETF Trust

By: /s/ Vincent T. Lowry

Vincent T. Lowry, Chief Executive Officer

Date: August 30, 2010

By: /s/ Charles S. Todd

Charles S. Todd, Chief Financial Officer

Date: August 30, 2010